As filed with the Securities and Exchange Commission on February 11, 2009

Registration Nos. 2-75503, 811-03364

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)

	Pre-Effective Amendment No.	( )
	Post-Effective Amendment No. 95	(X)

and/or

	REGISTRATION STATEMENT UNDER THE INVESTMENT	(X)
COMPANY ACT OF 1940

	Amendment No. 95	(X)

MAXIM SERIES FUND, INC
(Exact Name of Registrant as Specified in Charter)
8515 E. Orchard Road
Greenwood Village, Colorado 80111

Registrant's Telephone Number, including Area Code: (303) 737-3000

Mitchell T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Principal Executive Offices)

(Name and Address of Agent for Service)

Copies of Communications to:
James F. Jorden, Esquire
Jorden Burt LLP
1025 Thomas Jefferson St. N. W.
Suite 400 East
Washington, D.C. 20007-5208

It is proposed that this filing will become effective (check appropriate box)

___	immediately upon filing pursuant to paragraph (b) of Rule 485
___	on ________ , pursuant to paragraph (b) of Rule 485
___	60 days after filing pursuant to paragraph (a)(1) of Rule 485
___	on ________ , pursuant to paragraph (a)(1) of Rule 485
X	75 days after filing pursuant to paragraph (a)(2) of Rule 485
___	on _________ , pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A is being filed under Rule 485(a) under the Securities Act of 1933, as amended, for the purpose of adding 15 new Portfolios, each of which is a series of Maxim Series Fund, Inc. This Post-Effective Amendment No. 95 is not intended to supersede or otherwise affect the current Prospectus and Statement of Additional Information for the existing Portfolios filed in Post-Effective Amendment No. 94 to this Registration Statement on August 14, 2008.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

MAXIM SERIES FUND, INC.

Maxim Target 2015 Portfolio I

Maxim Target 2015 Portfolio II

Maxim Target 2015 Portfolio III

Maxim Target 2025 Portfolio I

Maxim Target 2025 Portfolio II

Maxim Target 2025 Portfolio III

Maxim Target 2035 Portfolio I

Maxim Target 2035 Portfolio II

Maxim Target 2035 Portfolio III

Maxim Target 2045 Portfolio I

Maxim Target 2045 Portfolio II

Maxim Target 2045 Portfolio III

Maxim Target 2055 Portfolio I

Maxim Target 2055 Portfolio II

Maxim Target 2055 Portfolio III

(the “Target Date Portfolio(s)”)

————————

8515 East Orchard Road

Greenwood Village, CO 80111

(800) 537-2033

This Prospectus describes 15 of 48 portfolios of Maxim Series Fund, Inc. (the “Fund”). GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Target Date Portfolios.

Each Target Date Portfolio is a series of the Fund. Each Target Date Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.

The Fund is available only as an investment option for certain variable annuity contracts, variable life insurance policies, certain qualified retirement plans and certain college savings programs. Therefore, you cannot purchase shares of the Target Date Portfolios directly; rather you must own a variable insurance contract or participate in a qualified retirement plan or college savings program that makes one or more of the Target Date Portfolios available for investment.

This Prospectus contains important information about the Target Date Portfolios that you should consider before investing. Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

The date of this Prospectus is ___________, 2009

The Target Date Portfolios at a Glance

Fees and Expenses

Example

More Information About the Target Date Portfolios

More Information About the Underlying Portfolios

Other Investment Practices

Management of the Target Date Portfolios

Important Information About Your Investment

Legal Proceedings

Financial Highlights

Additional Information

THE TARGET DATE PORTFOLIOS AT A GLANCE

The following information about the Target Date Portfolios is only a summary of important information you should know. More detailed information about each Target Date Portfolio’s investment strategies and risks is included elsewhere in this Prospectus. Please read this Prospectus carefully before investing in a Target Date Portfolio.

MAXIM TARGET DATE PORTFOLIOS

There are 15 separate Target Date Portfolios. Each Target Date Portfolio provides an asset allocation strategy that becomes increasingly conservative over time and is designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date), risk tolerance, and personal objectives. There are three risk profile options for each available target date. The Portfolio II series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio I or Portfolio III series. The Portfolio I series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio II or Portfolio III series. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series. Not all series may be available under a particular variable contract or to a particular qualified retirement plan or college savings program. Qualified plan sponsors are generally expected to select one series for any particular target date made available. The table on page [__] shows how each Target Date Portfolio, under normal circumstances, expects to initially allocate among equity and fixed income Underlying Portfolios.

Each Target Date Portfolio is a "fund of funds" that pursues its investment objective by investing in other mutual funds and may also invest in a fixed interest contract issued and guaranteed by GWL&A (the “Underlying Portfolios”). The Target Date Portfolios use asset allocation strategies to allocate assets among the Underlying Portfolios. The Underlying Portfolios may or may not be affiliated with the Fund.

Investment objective.

Each Target Date Portfolio seeks capital appreciation and income consistent with its current asset allocation. After the target date of each Target Date Portfolio, the investment objective is to seek income and secondarily, capital growth. Each Target Date Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Principal investment strategies.

Each Target Date Portfolio seeks to achieve its objective by investing in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the target date designated in the Target Date Portfolio's name. Depending on its risk profile and proximity to its target date, each Target Date Portfolio employs a different combination of investments among different asset classes in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, each Target Date Portfolio's allocations to different asset classes will become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

The asset classes in which the Target Date Portfolios may invest include, but are not limited to, U.S. stocks, international and emerging market stocks, real estate investment trusts ("REITs"), commodity-linked instruments, bonds (U.S., international and emerging markets), a fixed interest contract issued and guaranteed by GWL&A and short-term investments.

Each Target Date Portfolio is a “fund of funds” which seeks to achieve its investment objective by investing primarily in the Underlying Portfolios, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds.

For each Target Date Portfolio, MCM establishes an anticipated allocation among different asset classes based on the year identified in the Target Date Portfolio's name and the risk profile for each Target Date Portfolio. Within each anticipated asset class allocation, MCM selects the Underlying Portfolios and the percentage of the Target Date Portfolio's assets that will be allocated to each such Underlying Portfolio.

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MCM reviews the allocations among the asset classes and Underlying Portfolios on a routine basis. MCM will make changes to these allocations from time to time as appropriate to the risk profile and individual strategies of each Target Date Portfolio and in order to help achieve each Target Date Portfolio's investment objective. MCM evaluates asset class allocations at least annually and may add or delete asset classes or change the target allocations at any time and without approval or notice to shareholders.

You should be aware that the Target Date Portfolios are not intended to provide a complete solution to your retirement needs. When selecting a target retirement date, you should consider many factors including your projected retirement date, your projected financial needs, and your other sources of income. The Target Date Portfolios generally assume an investor's target retirement age of 65; this age is only an approximate guide, and is not necessarily intended to reflect the specific age at which an investor should retire or start withdrawing retirement assets.

The following table demonstrates, under normal circumstances, how each Target Date Portfolio expects to initially allocate among equity and fixed income Underlying Portfolios. Please note that each Target Date Portfolio’s allocations between equity and fixed-income Underlying Portfolios will change over time as further described in this Prospectus.

Target Date Portfolio	Equity Fund Allocation	Fixed Income Fund Allocation
Maxim Target 2015 Portfolio II	30-50%	50-70%
Maxim Target 2015 Portfolio I	40-60%	40-60%
Maxim Target 2015 Portfolio III	50-70%	30-50%
Maxim Target 2025 Portfolio II	50-70%	30-50%
Maxim Target 2025 Portfolio I	60-80%	20-40%
Maxim Target 2025 Portfolio III	75-95%	5-25%
Maxim Target 2035 Portfolio II	60-90%	10-40%
Maxim Target 2035 Portfolio I	70-95%	5-30%
Maxim Target 2035 Portfolio III	80-98%	2-20%
Maxim Target 2045 Portfolio II	65-90%	10-35%
Maxim Target 2045 Portfolio I	75-95%	5-25%
Maxim Target 2045 Portfolio III	85-98%	2-15%
Maxim Target 2055 Portfolio II	65-95%	5-35%
Maxim Target 2055 Portfolio I	75-98%	2-25%
Maxim Target 2055 Portfolio III	85-98%	2-15%

Each Target Date Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a quarterly basis to maintain the appropriate asset allocation as well as the appropriate selection of the Underlying Portfolios. Rebalancing generally occurs on the 20th day of February, May, August and November (unless that day is not a business day in which case rebalancing will be effected on the next business day), though MCM may elect to rebalance at any other time it deems rebalancing to be in the best interests of the Target Date Portfolios and the shareholders, after consultation with the Fund Board of Directors. Rebalancing generally involves selling shares of certain Underlying Portfolios and purchasing shares of other Underlying Portfolios.

Underlying Portfolio Information.

Each Target Date Portfolio's investment performance is directly related to the investment performance of the Underlying Portfolios. In order to give you a better understanding of the types of Underlying Portfolios that fall within a particular asset category, the table below lists some Underlying Portfolios, divided by asset category, in which the Target Date Portfolios may invest. While the Target Date Portfolios may invest in these Underlying Portfolios, the table is not intended to be a comprehensive listing of all Underlying Portfolios available for investment and is included only as an example.

The Underlying Portfolios listed in the table include portfolios that are directly advised by MCM, portfolios that are sub-advised by unaffiliated sub-advisers retained by MCM, Putnam Funds that are advised by Putnam

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Investment Management, LLC (“Putnam Management”)1, and portfolios that are advised by unaffiliated investment advisers.

Short-Term Bond	Mid-Cap Equity
• Maxim Short Duration Bond Portfolio	• Maxim Ariel MidCap Value Portfolio
• GWL&A Contract	• Maxim T. Rowe Price MidCap Growth Portfolio
• Maxim MidCap Value Portfolio

International Equity	Small-Cap Equity
• Maxim Bernstein International Equity Portfolio	• Maxim Ariel Small-Cap Value Portfolio
• Maxim Invesco ADR Portfolio	• Maxim Small-Cap Value Portfolio
• Maxim MFS International Growth Portfolio	• Maxim Loomis Sayles Small-Cap Value Portfolio
• Maxim Small-Cap Growth Portfolio

Large-Cap Equity	Bond
• Maxim Janus Large Cap Growth Portfolio	• Maxim Bond Index Portfolio
• Maxim T. Rowe Price Equity/Income Portfolio	• Maxim Loomis Sayles Bond Portfolio
• Maxim Global Bond Portfolio
• Maxim Federated Bond Portfolio
• Maxim High Yield Bond Portfolio
• Maxim U.S. Government Securities Portfolio

Treasury Inflation Protected Securities	Equity Indexes
• Maxim S&P 500 Index® Portfolio
• Maxim Stock Index Portfolio
• Maxim Index 600 Portfolio

Information regarding the Underlying Portfolios is available in the applicable Underlying Portfolio's prospectus and statement of additional information. This Prospectus is not an offer for any of the Underlying Portfolios. The prospectus and statement of additional information for each of the Underlying Portfolios is available on the SEC’s website at http://www.sec.gov.

The Target Date Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”). The GWL&A Contract has a stable principal value and will pay each Target Date Portfolio holding a GWL&A Contract a fixed rate of interest. GWL&A will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). Because of the guaranteed nature of the GWL&A Contract, the Target Date Portfolios holding a GWL&A Contract will not directly participate in the actual experience of the assets underlying the GWL&A Contract. Although under certain market conditions a Target Date Portfolio's performance may be adversely affected by its investment in the GWL&A Contract, MCM believes that the stable nature of the GWL&A Contract should reduce a Target Date Portfolio's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

Principal Investment Risks.

An investment in the Target Date Portfolios is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Target Date Portfolio's shares will go up and down in price, meaning that you could lose money by investing in the Target Date Portfolios. The principal investment risks for the Target Date Portfolios are as follows:

_________________________

1 Putnam Funds are in the same group of investment companies as the Fund, and Putnam Management, investment adviser to the Putnam Funds, is an affiliate of MCM and GWL&A. Putnam Management is a subsidiary of Putnam Investments, LLC, which is owned through a series of wholly-owned subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies.

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Risks Associated with Fund of Funds Structure

•

Since each Target Date Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Target Date Portfolios which invest in them. To the extent a Target Date Portfolio invests more of its assets in one Underlying Portfolio than another, the Target Date Portfolio will have greater exposure to the risks of that Underlying Portfolio.

•

Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Target Date Portfolios invested in them. As a result, over the long-term the Target Date Portfolios’ ability to meet their investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

•

The Underlying Portfolios will not necessarily make consistent investment decisions. One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling. You would indirectly bear the costs of both trades.

•

As a result of a Target Date Portfolio indirectly paying a portion of the expenses incurred by the Underlying Portfolios, an investment in a Target Date Portfolio entails more direct and indirect expenses than a direct investment in the Underlying Portfolios.

•

The ability of a Target Date Portfolio to achieve its investment objectives depends on MCM’s skill in selecting the mix of Underlying Portfolios. There is the risk that MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

•

The Target Date Portfolios are classified as non-diversified which means a relatively high percentage of their assets may be invested in securities of a limited number of Underlying Portfolios including funds primarily within the same industry or economic sector. As a result, a Target Date Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Target Date Portfolio investments among the Underlying Portfolios. MCM is subject to conflicts of interest because MCM (or one of its affiliates) serves as investment adviser to most, if not all, of the Underlying Portfolios, and because the fees paid to MCM (or its affiliates) by certain of the Underlying Portfolios for these services may be higher than fees paid by other of the Underlying Portfolios and the Target Date Portfolios. Although the Target Date Portfolios intend to invest primarily in Underlying Portfolios for which MCM or an affiliate serves as investment adviser, other funds with similar investment objectives may perform better or worse than the Underlying Portfolios.

•

From time to time, one or more of the Underlying Portfolios may experience relatively large redemptions or investments due to reallocations or rebalancing of the assets of funds that invest in the Underlying Portfolios. These large redemptions or investments could affect the performance of the Underlying Portfolios and, therefore, the performance of the Target Date Portfolios.

Risks Associated with Equity Securities

•

The Underlying Portfolios' investments in equity securities will be subject to the risk associated with common stocks and other equity investments. The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The more a Target Date Portfolio allocates to Underlying Portfolios that invest in equity securities, the greater the expected risk.

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Risks Associated with Fixed Income Securities

•

The Underlying Portfolios’ investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

Risks Associated with Foreign Securities

•

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities may subject Underlying Portfolios to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Risks Associated with Geographic Concentration

•

When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio’s investments and investment performance may also be more volatile when the Underlying Portfolio concentrates its investments in certain countries, especially emerging markets countries.

Risks Associated with Derivatives and Hedging Techniques

•

An Underlying Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.

•

An Underlying Portfolio may use derivatives for any of the following purposes: as a substitute for buying or selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; to enhance the Underlying Portfolio’s return as a non-hedging strategy that may be considered speculative.

•

A derivative contract would obligate or entitle an Underlying Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts could have a big impact on an Underlying Portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Risks Associated with Currency Exchange Rates

•	Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Risks Associated with Small Company Securities

•	The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited

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financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Risks Associated with Value Stocks

•	The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risks Associated with Growth Stocks

•

Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Portfolio Performance Data

No portfolio performance data is provided because the Target Date Portfolios commenced operations as of the date of this Prospectus. The information will appear in a future version of the Prospectus after the Target Date Portfolios have been in operation for one complete calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Target Date Portfolios. Investors who purchase the Target Date Portfolios through variable insurance contracts will be subject to additional fees and charges at the contract level, which are not disclosed in this Prospectus. The expenses shown are estimated because the Target Date Portfolios commenced operations as of the date of this Prospectus. Current or future expenses may be greater or less than those presented.

With respect to each Target Date Portfolio, investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Target Date Portfolios. By investing in the Underlying Portfolios indirectly through the Target Date Portfolios, you bear not only a proportionate share of the expenses of the Target Date Portfolios, but also similar expenses (including operating costs and investment advisory fees) of the Underlying Portfolios. You may indirectly bear expenses paid by the Underlying Portfolios related to the distribution of such shares. However, not all of the Underlying Portfolios may be available as investment options to you and you would not have the potential allocation benefit offered by the Target Date Portfolios.

The Putnam Funds and any unaffiliated funds that are offered as Underlying Portfolio options for the Target Date Portfolios may charge a sales load and certain other fees in connection with the purchase and distribution of such shares. MCM may purchase any class of shares of unaffiliated funds that are offered as an Underlying Portfolio option. MCM will arrange for the Fund to be included within a class of investors entitled not to pay sales charges by purchasing such shares. However, purchases of shares by the Target Date Portfolios would remain subject to any redemption fees, exchange fees, administrative fees or distribution fees associated with the particular class of shares. You may indirectly bear a proportionate share of the fees and expenses of such Underlying Portfolios, including Rule 12b-1 distribution fees for unaffiliated Underlying Portfolios. The Target Date Portfolios will not invest in shares of Underlying Portfolios that are sold with a contingent deferred sales charge.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Target Date Portfolio assets)

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Maxim Target 2015 Portfolio I	T Class	T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses	[x.xx%]	[x.xx%]

Maxim Target 2015 Portfolio II	T Class	T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses	[x.xx%]	[x.xx%]

Maxim Target 2015 Portfolio III	T Class	T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses	[x.xx%]	[x.xx%]

Maxim Target 2025 Portfolio I	T Class	T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses	[x.xx%]	[x.xx%]

Maxim Target 2025 Portfolio II	T Class	T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses	[x.xx%]	[x.xx%]

Maxim Target 2025 Portfolio III	T Class	T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses	[x.xx%]	[x.xx%]

Maxim Target 2035 Portfolio I	T Class	T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%

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Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses	[x.xx%]	[x.xx%]

Maxim Target 2035 Portfolio II	T Class	T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses	[x.xx%]	[x.xx%]

Maxim Target 2035 Portfolio III	T Class	T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses	[x.xx%]	[x.xx%]

Maxim Target 2045 Portfolio I	T Class	T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses	[x.xx%]	[x.xx%]

Maxim Target 2045 Portfolio II	T Class	T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses	[x.xx%]	[x.xx%]

Maxim Target 2045 Portfolio III	T Class	T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses	[x.xx%]	[x.xx%]

Maxim Target 2055 Portfolio I	T Class	T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	[x.xx%]	[x.xx%]

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Total Annual Portfolio Operating Expenses	[x.xx%]	[x.xx%]

Maxim Target 2055 Portfolio II	T Class	T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses	[x.xx%]	[x.xx%]

Maxim Target 2055 Portfolio III	T Class	T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	NONE	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses	[x.xx%]	[x.xx%]

1 Each Target Date Portfolio will invest in shares of Underlying Portfolios.  Therefore, each Target Date Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Target Date Portfolio will be reduced by the Underlying Portfolios’ expenses.   Because the Target Date Portfolios are new, the Acquired Fund (Underlying Portfolio) fees and expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period. The total expense ratios may be higher or lower depending on the actual allocation of a Target Date Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. Acquired Fund fees and expenses may be higher if a Target Date Portfolio invests in select classes of unaffiliated Underlying Portfolios that have a 12b-1 distribution fee. Additionally, certain Underlying Portfolios may charge a redemption fee to any shares redeemed within a certain amount of time after purchase by a Target Date Portfolio.

EXAMPLE

These Examples are intended to help you compare the cost of investing in the Target Date Portfolios with the cost of investing in other mutual funds. The Examples do not reflect the expenses of any variable insurance products or separate accounts at the contract level, or the expenses of qualified plans, whichever may be applicable. If expenses of variable insurance products or qualified plans were included, the expenses reflected in the Examples would be higher.

The Examples assume that you invest $10,000 in the Target Date Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Target Date Portfolios’ operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Target Date Portfolio	1 Year	3 Years
Maxim Target 2015 Portfolio I
Class T
Class T1
Maxim Target 2015 Portfolio II
Class T
Class T1

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Maxim Target 2015 Portfolio III
Class T
Class T1
Maxim Target 2025 Portfolio I
Class T
Class T1
Maxim Target 2025 Portfolio II
Class T
Class T1
Maxim Target 2025 Portfolio III
Class T
Class T1
Maxim Target 2035 Portfolio I
Class T
Class T1
Maxim Target 2035 Portfolio II
Class T
Class T1
Maxim Target 2035 Portfolio III
Class T
Class T1
Maxim Target 2045 Portfolio I
Class T
Class T1
Maxim Target 2045 Portfolio II
Class T
Class T1
Maxim Target 2045 Portfolio III
Class T
Class T1
Maxim Target 2055 Portfolio I
Class T
Class T1
Maxim Target 2055 Portfolio II
Class T
Class T1
Maxim Target 2055 Portfolio III
Class T
Class T1

MORE INFORMATION ABOUT THE TARGET DATE PORTFOLIOS

The Asset Allocation Process

The Target Date Portfolios strive to provide shareholders with a high level of diversification across major asset classes primarily through both professionally designed, retirement date-based asset allocation models and professionally selected investments in the Underlying Portfolios. The asset classes in which Underlying Portfolios may invest include, but are not limited to, a variety of U.S. and foreign equity and fixed income securities, REITs, commodity-linked instruments, a fixed contract issued and guaranteed by GWL&A, and short-term investments. The intended benefit of asset allocation is diversification, which reduces volatility over the long-term.

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MCM will allocate each Target Date Portfolio’s assets among the Underlying Portfolios. The first step in MCM’s allocation process is to determine each Target Date Portfolio's asset class allocations. MCM bases this decision on each Target Date Portfolio's anticipated risk level, the expected return potential of each asset class, the anticipated risks or volatility of each asset class and similarities or differences in the typical investment cycle of the various asset classes. MCM has engaged Ibbotson Associates, Inc., a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc., to provide asset allocation consulting services to MCM in connection with the development and periodic review of a Target Date Portfolio's target allocations. However, MCM ultimately has sole responsibility for determining each Target Date Portfolio's asset class allocations and its investments in Underlying Portfolios.

Second, once the asset allocation is determined, MCM selects the Underlying Portfolios. In general, a Target Date Portfolio may not invest in all Underlying Portfolios identified on page __, but instead may select a limited number of Underlying Portfolios considered most appropriate for each Target Date Portfolio's investment objective, risk profile and target date. MCM uses its proprietary investment process for selecting the Underlying Portfolios in which the Target Date Portfolios invest. In selecting Underlying Portfolios, MCM considers a variety of factors in the context of current economic and market conditions, including the Underlying Portfolio's investment strategy, risk profile and historical performance, Morningstar ratings, fees and expenses, asset size and managerial style. Allocations to the Underlying Portfolios will change as each Target Date Portfolio’s asset mix becomes more conservative over time. The shift toward more conservative investments reflects the need for reduced investment risk as retirement approaches.

In accordance with its investment process, MCM periodically reviews asset class allocations and monitors the mix of Underlying Portfolios, and will make changes either to the asset class allocations, the mix of Underlying Portfolios, or the Underlying Portfolios themselves in seeking to meet the investment objective of each Target Date Portfolio. Changes in Underlying Portfolios, if deemed necessary by MCM, will generally be made on a rebalancing date. To reduce market risks associated with replacement of Underlying Portfolios, MCM may effect the replacement over a several week period leading up to or following the rebalancing date. Before each rebalancing date, MCM reviews the current Underlying Portfolios to determine if they continue to be appropriate in light of the objectives of the Target Date Portfolios and researches and analyzes the eligible Underlying Portfolios within each asset category to determine whether they would be suitable investments for the Target Date Portfolios.

The potential rewards and risks associated with each Target Date Portfolio depend on both the asset class allocations and the chosen mix of Underlying Portfolios. There can be no guarantee, however, that any of the Target Date Portfolios will meet its respective objective.

Target Date Portfolio Investors

The Target Date Portfolios are designed for investors seeking a professionally managed asset allocation program to simplify the accumulation of assets prior to retirement. Each Target Date Portfolio establishes asset allocations that MCM considers generally appropriate to investors at specific stages of their retirement planning, and then periodically revises the asset mix to meet increasingly conservative investment needs as the investor nears retirement. Therefore, an investor should consider selecting a Target Date Portfolio whose stated target date is closest to their own projected retirement date.

For those Target Date Portfolios farthest away from their stated retirement date, allocations to equity securities are higher so that investors may benefit from their long-term growth potential, while allocations to debt securities are lower. As an investor’s retirement date approaches, the Target Date Portfolio’s allocations to equity securities decrease and allocations to debt securities increase. After reaching the end of a Target Date Portfolio’s stated retirement date, the Target Date Portfolio’s allocations to equity securities will continue to decrease over time in an effort to focus more on higher income and lower risk.

MORE INFORMATION ABOUT THE UNDERLYING PORTFOLIOS

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By owning shares of Underlying Portfolios, each of the Target Date Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium-sized companies, and in fixed-income securities. Certain of the Underlying Portfolios also invest in foreign securities. In addition, most of the Underlying Portfolios may invest in derivatives. The following section provides further information on certain types of investments and techniques that may be used by the Underlying Portfolios, including their associated risks. Additional information is provided in the Statement of Additional Information ("SAI"), which is available upon request, and in the prospectuses of the Underlying Portfolios.

Equity Securities

The Underlying Portfolios that invest in equity securities will be subject to the risks associated with common stocks and other equity investments. Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses). Common stocks also entitle the holder to share in any of the company’s dividends. The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions. A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small and Medium Size Companies

Certain Underlying Portfolios may invest in securities of small and medium size companies. Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. As well, the securities of small or unseasoned companies may not have wide marketability. This fact could cause an Underlying Portfolio to lose money if it needs to sell the securities when there are few interested buyers. Small or unseasoned companies also normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Finally, there may be less public information available about small or unseasoned companies. As a result, an investment adviser or sub-adviser when making a decision to purchase a security for an Underlying Portfolio may not be aware of some problems associated with the company issuing the security.

Fixed-Income Securities

Certain Underlying Portfolios may invest in fixed-income securities. Bonds include debt securities of all types excluding money market instruments. Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in each Underlying Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments.

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Bonds are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. In general, bond prices rise when interest rates fall, and vice versa. Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s. “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories. Money market instruments are short-term debt securities of the highest investment grade quality. They are discussed separately below under “Money Market Instruments and Temporary Investment Strategies.”

Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds.” These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

Foreign Securities

Certain of the Underlying Portfolios may, in a manner consistent with their respective investment objectives and policies, invest in foreign securities. Accordingly, as an investor in a Target Date Portfolio, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments. Investments in non-dollar denominated foreign securities may cause an Underlying Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject an Underlying Portfolio to the adverse political or economic conditions of the foreign country. These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay an Underlying Portfolio from selling its investments and taking money out of the country. In addition, foreign securities may not be as liquid as U.S. securities which could result in an Underlying Portfolio being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies.

The Underlying Portfolios which may invest in foreign securities have some exposure to foreign markets. This exposure will be minimized to the extent these Underlying Portfolios invest primarily in securities of U.S. issuers.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares

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(ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Derivatives

Certain of the Underlying Portfolios may use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price. Derivatives can, however, subject an Underlying Portfolio to various levels of risk. There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks. If the adviser or sub-adviser of an Underlying Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with an Underlying Portfolio’s investments, these techniques could result in a loss. These techniques may increase the volatility of an Underlying Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Thus, it is possible for an Underlying Portfolio to lose more than its original investment in a derivative transaction. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments

Certain Underlying Portfolios may invest in money market instruments. Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

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U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. However, the U.S. Government does not guarantee the net asset value of the Underlying Portfolios’ shares. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Except as permitted under Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), an Underlying Portfolio will not purchase a security if, as a result, more than 5% of its total assets would be invested in securities of a single issuer. Under Rule 2a-7, the 5% limit, among other things, does not apply to purchases of U.S. Government issued securities or securities subject to certain types of guarantees.

Temporary Investment Strategies

The Underlying Portfolios each may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by the Underlying Portfolio’s investment adviser or sub-adviser. Each non-money market Underlying Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by the Underlying Portfolio’s investment adviser or sub-adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should an Underlying Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors

The Underlying Portfolios do not have any significant exposure to subprime mortgage loans. Nevertheless, the Underlying Portfolios may invest in companies that may be affected by the downturn in the subprime mortgage lending market in the U.S. The downturn in the subprime mortgage lending market may have far-reaching consequences into various aspects of the financials sector, and consequently, the value of the Underlying Portfolios may decline in response to such developments.

There is no guarantee that the Target Date Portfolios will achieve their objectives. No Target Date Portfolio should be considered to be a complete solution to the retirement needs of investors. You should consider your own investment objectives and tolerance for risk, what your retirement needs will be, as well as your other investments when deciding whether to purchase shares of any Target Date Portfolio.

MANAGEMENT OF THE TARGET DATE PORTFOLIOS

The Adviser

MCM, a Colorado limited liability company located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, is the investment adviser to the Target Date Portfolios and provides accounting and administrative services to the Fund. As of December 31, 2008, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $____ billion. MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees

For its services, MCM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.12% of each Target Date Portfolio’s average daily net assets.

A discussion regarding the basis for the Fund Board of Directors approving any investment advisory contract of the Fund will be available in the Fund’s semi-annual report to shareholders for the period ending June 30, 2009.

Target Date Portfolios. The Target Date Portfolios are managed by an Advisory Committee of MCM chaired by S. Mark Corbett. As Committee Chairman, Mr. Corbett has day-to-day responsibility for managing the Target Date Portfolios and works with the Advisory Committee in developing and executing the Target Portfolios’ investment program. Mr. Corbett is Chairman, Manager and President of MCM and Executive

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Vice President, Chief Investment Officer of GWL&A. Mr. Corbett also serves on the Board of Directors of MCM. Prior to his employment with GWL&A in 1987, Mr. Corbett was a Chartered Accountant with Thorne, Ernst & Whinney. He was educated at the University of Manitoba, Canada where he received a Bachelor of Commerce (Honours Degree) in Accounting and Finance. Mr. Corbett is both a Chartered Accountant and a Chartered Financial Analyst.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund's Manager-of Managers Structure

Although each Target Date Portfolio is currently managed by MCM, the Fund operates under a manager-of-managers structure under an order issued by the SEC. The current order permits MCM to hire, terminate or amend sub-advisory agreements without shareholder approval. This means MCM is responsible for monitoring each sub-adviser's performance through quantitative and qualitative analysis and will periodically report to the Fund’s Board of Directors as to whether each sub-adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the applicable portfolios all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in any sub-adviser or any proposed material change in a sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the applicable portfolio with an information statement. This information statement will be provided to shareholders of the applicable portfolios a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in a sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the applicable portfolio.

Any sub-adviser will bear all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of a portfolio. MCM, in turn, will pay sub-advisory fees to each sub-adviser for its services.

IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

Investing in the Target Date Portfolios

Shares of the Target Date Portfolios are not for sale directly to the public. Currently, the Target Date Portfolios’ shares are sold only to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable contracts. The Target Date Portfolio’s shares may also be sold to participants in connection with college savings programs and qualified retirement plans. In the future, shares of the Portfolios may be used to fund other variable contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies. For information concerning your rights under a specific variable contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares

The transaction price for buying, selling, or exchanging a Target Date Portfolio's shares is the net asset value of that Portfolio. Each Target Date Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the time at which the net asset value is calculated may differ. To the extent that a Target Date Portfolio’s (or Underlying Portfolio's) assets are traded in other markets on days when the NYSE is closed, the value of the Target

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Date Portfolio’s (or Underlying Portfolio's) assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Target Date Portfolio’s (or Underlying Portfolio's) assets may not occur on days when the Fund is open for business. Your share price will be the next net asset value calculated after we receive your order in good form.

We calculate a separate net asset value for each class of shares of the Target Date Portfolios. We determine net asset value by dividing net assets of each Target Date Portfolio's share class (the value of its investments, cash, and other assets minus its liabilities) by the number of the Target Date Portfolio’s outstanding shares for the applicable share class.

Each Target Date Portfolio values its shares of the Underlying Portfolios at the Underlying Portfolio's respective net asset value, and values its other assets at current market prices where current market prices are readily available. When a determination is made that current market prices or Underlying Portfolio net asset values are not readily available each Target Date Portfolios values its assets at fair value as determined in good faith in accordance with procedures adopted by the Fund’s Board of Directors.

Because each Target Date Portfolio is primarily invested in shares of Underlying Portfolios, a Target Date Fund's net asset value is based primarily on the net asset value of the Underlying Portfolios in which it invests. The prospectuses for the Underlying Portfolios explain how the Underlying Portfolios calculate net asset value, and the circumstances under which the Underlying Portfolios may use fair value pricing.

Purchasing and Redeeming Shares

Variable contract owners and participants in college savings program and qualified retirement plans will not deal directly with the Fund regarding the purchase or redemption of a Target Date Portfolio’s shares. Insurance company separate accounts place orders to purchase and redeem shares of each Portfolio based on allocation instructions received from variable contract owners. Similarly, qualified plan sponsors and administrators and college savings program investment managers purchase and redeem Portfolio shares based on orders received from participants. Participants in college savings programs and qualified retirement plans cannot contact the Fund directly to purchase shares of the Target Date Portfolios but may invest in shares of the Target Date Portfolios only through their qualified plan or college savings program. Participants should contact their qualified plan sponsor, college savings program, or administrator for information concerning the appropriate procedure for investing in the Fund.

The price to buy or sell shares of each Target Date Portfolio is the Target Date Portfolio’s net asset value next calculated after the Target Date Portfolio receives the order in proper form or “good order.” This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable a Target Date Portfolio to allocate assets properly.

Due to differences in tax treatment or other considerations, material irreconcilable conflicts may arise between the interests of variable annuity contract owners, variable life insurance policy owners, participants in college savings programs and participants in qualified plans that invest in the Fund. The Board of Directors will monitor each Target Date Portfolio for any material conflicts that may arise and will determine what action should be taken, if necessary.

Each Target Date Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Exchanging Shares

This section is only applicable to participants in qualified plans or college savings plans that purchase shares of the Target Date Portfolios outside a variable annuity contract.

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An exchange involves selling all or a portion of the shares of one Target Date Portfolio and purchasing shares of another Target Date Portfolio. There are no sales charges or distribution fees for an exchange. The exchange will occur at the next net asset value calculated for the two Target Date Portfolios after the exchange request is received in proper form. Before exchanging into a Target Date Portfolio, read its prospectus.

Please note the following policies governing exchanges:

•	You can request an exchange in writing or by telephone.
•	Written requests should be submitted to:

8515 East Orchard Road

Greenwood Village, CO 80111.

•	The form should be signed by the account owner(s) and include the following information:

(1) the name of the account;

(2) the account number;

(3) the name of the Portfolio from which the shares are to be sold;

(4) the dollar amount or number of shares to be exchanged;

(5) the name of the Portfolio(s) in which new shares will be purchased; and

(6) the signature(s) of the person(s) authorized to effect exchanges in the account.

•	You can request an exchange by telephoning 1-800-537-2033.
•

A Target Date Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Target Date Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Other Information

•	We may modify, suspend or terminate at any time the policies and procedures to request an exchange of shares of the Target Date Portfolios by telephone.
•	If an account has more than one owner of record, we may rely on the instructions of any one owner.
•	Each account owner has telephone transaction privileges unless we receive cancellation instructions from an account owner.
•

We will not be responsible for losses or expenses arising from unauthorized telephone transactions, as long as we use reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine, including requiring various forms of personal identification such as name, mailing address, personal identification numbers (PINs) or other information.

•	All telephone calls will be recorded.
•

During periods of unusual market activity, severe weather, or other unusual, extreme, or emergency conditions, you may not be able to complete a telephone transaction and should consider placing your order by mail.

•	Telephone instructions will be accepted if received prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) on any day the NYSE is open for business.

Dividends and Capital Gains Distributions

Each Target Date Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Target Date Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

•	The Target Date Portfolios ordinarily distribute dividends semi-annually.
•	The Target Date Portfolios generally distribute capital gains, at least once annually.

Frequent Purchases and Redemptions of Fund Shares

In this section a Target Date Fund is referred to as a portfolio.

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The portfolios are not intended for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of shareholders in the portfolios. Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of a portfolio’s securities and the reflection of that change in the portfolio’s share price. In addition, frequent or unusually large trades may harm performance by increasing portfolio expenses and disrupting portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a portfolio's international portfolio securities trade and the time as of which the portfolio's net asset value is calculated. Market timing in portfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a portfolio's junk bond holdings. Market timers may purchase shares of a portfolio based on events occurring after foreign market closing prices are established but before calculation of the portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a portfolio.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders. As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares; Purchasing and Redeeming Shares) will be processed at the portfolio’s next determined net asset value. In all cases, if the order is received from the investor before the close of regular trading on the NYSE, generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Fund has also adopted pricing procedures and guidelines, including procedures for fair value pricing of portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security. One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above. The procedures are designed to limit dilution to the portfolios that may be caused by market-timing activities following a significant market event that occurs prior to the portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that require the financial intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented two additional processes to assist with the identification of potential market-timing and/or excessive trading activity, which involve coordination with the designee of separate accounts and qualified plans (the “recordkeeper”):

1.   Daily subscription and redemption amounts are compared to daily net assets. If the subscription or redemption amount is greater than one percent of the daily net assets of a portfolio, additional verification of the subscription or redemption amount takes place. If market timing or excessive trading is believed to be occurring, the recordkeeper’s resources will be utilized to assist with the identification of such investors; and

2.   Detailed exception reports are prepared monthly showing investors that have made purchases and sales in the same portfolio within five business days of each other. Upon identification of such investors, the past 90 days of the investor’s activity is obtained for further review.

Upon identification of investors that have participated in market timing and/or excessive trading, MCM or its designee will utilize the recordkeeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease. MCM or its designee will instruct the insurance company, plan or program to notify the investor to discontinue market timing and/or excessive trading activity. If market timing and/or excessive trading activity does not stop, the portfolios may implement trading restrictions. The portfolios and their agents reserve the right to

21

restrict, reject or cancel purchase and exchange orders, as described above, which the portfolios believe represent market timing or excessive trading.

Please note that we cannot prevent all market timing or excessive trading activity, as it may not be possible to identify it unless and until a trading pattern is established. Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the portfolios or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the portfolios and their agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations. As a result, the portfolios and their agents may have limited ability to monitor and discourage trading practices, which may materially affect the portfolio. To the extent the portfolios do not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the portfolios may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected portfolios.

The practices and policies described above are intended to deter and curtail market timing in the portfolios. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, all portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans, and variable insurance products. The portfolios typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific portfolio trade. Also, certain financial intermediaries, retirement plans, college savings programs, and variable insurance products have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading. However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may engage in market timing before restrictions are imposed. We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Share Classes

The Target Date Funds have two classes of shares, Class T shares and Class T1 shares. Each class is identical except that Class T1 shares have a distribution or "Rule 12b-1" plan which is described below.

Class T1 Distribution Plan

The Target Date Portfolios have adopted a distribution or "Rule 12b-1" plan for its Class T1 shares. The plan allows the Class T1 shares of the Target Date Portfolios to compensate GWFS Equities, Inc., the Fund's principal underwriter (the "Distributor"), for distribution of Class T1 shares and for providing or arranging for the provision of services to Class T1 shareholders. Such fees may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class T1 shares of the Target Date Portfolio and/or for providing or arranging for the provision of services to the Portfolios’ Class T1 shareholders (including sponsors of qualified plans).

The distribution plan provides for a maximum fee equal to an annual rate of 0.10% (expressed as a percentage of average daily net assets of the Class T1 shares of the Target Date Portfolio). Because these

22

fees are paid out of Class T1's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

23

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG") may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Target Date Funds. The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Target Date Portfolios on a recommended or preferred list, and/or access to an intermediary's personnel and other factors. Such payments are paid from GFG's legitimate profits and other financial resources (not from the Target Date Portfolios) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Target Date Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Target Date Funds or affiliated funds. You can find further details in the SAI about the payments made by GFG and the services provided by your financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

Tax Consequences

The Target Date Portfolios are not currently separate taxable entities. It is possible a Target Date Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Internal Revenue Code of 1986, as amended. If it does not meet those tax requirements and becomes a taxable entity, the Target Date Portfolio would be required to pay taxes on income and capital gains. This would affect your investment because your return would be reduced by the taxes paid by the Target Date Portfolio.

Tax consequences of your investment in any one of the Target Date Portfolios depend on the provisions of the variable contract through which you invest in the Fund or the terms of your qualified retirement plan, or college savings programs. For more information, please refer to the applicable prospectus and/or disclosure documents for that contract.

Effect of Foreign Taxes

Dividends and interest received by the Target Date Portfolios on foreign securities may be subject to withholding and other taxes imposed by foreign governments. These taxes will generally reduce the amount of distributions on foreign securities.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year. Twice a year shareholders of each Target Date Portfolio will receive a report containing a summary of the Fund's performance and other information.

Portfolio Holdings Disclosure

A description of the Fund's policies and procedures with respect to the disclosure of a Target Date Portfolio's portfolio securities is available in the SAI. The back cover of this Prospectus explains how you can obtain a copy of the SAI.

LEGAL PROCEEDINGS

There are no pending legal proceedings that would have an adverse material effect on the Fund or the ability of MCM or GWFS Equities, Inc., the principal underwriter, to perform their contracts with the Fund. GWL&A is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Fund.

FINANCIAL HIGHLIGHTS

The Target Date Portfolios had not commenced operations prior to the date of this Prospectus; therefore, no financial highlights for the Target Date Portfolios are presented.

ADDITIONAL INFORMATION

This Prospectus is intended for use in connection with variable insurance products, tax-deferred arrangements, or similar arrangements. The Statement of Additional Information (“SAI”) contains more details about the investment policies and techniques of the Target Date Portfolios. A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Target Date Portfolios’ investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund portfolios’ performance during its last fiscal year.

For a free copy of the SAI or Annual or Semi-Annual Reports or to request other information or ask questions about the Fund, call 1-800-537-2033.

The Fund does not have an Internet Web site. Accordingly, the SAI and Annual and Semi-Annual Reports are not made available in this manner.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov). You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. You can also review and copy information about the Portfolios, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read

and retained for future reference.

24

MAXIM SERIES FUND, INC.

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.  This Statement of Additional Information is not a prospectus.

Maxim Money Market Portfolio	Maxim Aggressive Profile I Portfolio
Maxim Short Duration Bond Portfolio	Maxim Moderately Aggressive Profile I Portfolio
Maxim U.S. Government Securities Portfolio	Maxim Moderate Profile I Portfolio
Maxim Federated Bond Portfolio	Maxim Moderately Conservative Profile I Portfolio
Maxim Loomis Sayles Bond Portfolio	Maxim Conservative Profile I Portfolio
Maxim High Yield Bond Portfolio	Maxim Aggressive Profile II Portfolio
Maxim Global Bond Portfolio	Maxim Moderately Aggressive Profile II Portfolio
Maxim Ariel Small-Cap Value Portfolio	Maxim Moderate Profile II Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio	Maxim Moderately Conservative Profile II Portfolio
Maxim Small-Cap Growth Portfolio	Maxim Conservative Profile II Portfolio
Maxim Small-Cap Value Portfolio	Maxim Target 2015 Portfolio I
Maxim MidCap Value Portfolio	Maxim Target 2015 Portfolio II
Maxim Ariel MidCap Value Portfolio	Maxim Target 2015 Portfolio III
Maxim T. Rowe Price MidCap Growth Portfolio	Maxim Target 2025 Portfolio I
Maxim T. Rowe Price Equity/Income Portfolio	Maxim Target 2025 Portfolio II
Maxim Janus Large Cap Growth Portfolio	Maxim Target 2025 Portfolio III
Maxim Bernstein International Equity Portfolio	Maxim Target 2035 Portfolio I
Maxim MFS International Growth Portfolio	Maxim Target 2035 Portfolio II
Maxim Invesco ADR Portfolio	Maxim Target 2035 Portfolio III
Maxim Bond Index Portfolio	Maxim Target 2045 Portfolio I
Maxim Index 600 Portfolio	Maxim Target 2045 Portfolio II
Maxim Stock Index Portfolio	Maxim Target 2045 Portfolio III
Maxim S&P 500 Index® Portfolio	Maxim Target 2055 Portfolio I
Maxim Target 2055 Portfolio II
Maxim Target 2055 Portfolio III

(the “Portfolio(s)”)

————————

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

Throughout this SAI, “Portfolio” is intended to refer to each Portfolio listed above, unless otherwise indicated. This SAI is not a Prospectus and should be read together with the Prospectus for the Fund and Portfolios dated May 1, 2009. Requests for copies of the Prospectus should be made by writing to: Secretary, Maxim Series Fund, Inc., at 8515 East Orchard Road, Greenwood Village, Colorado 80111, or by calling 1-800-537-2033. The financial statements, appearing in the Annual Report, are incorporated into this SAI by reference. Copies of the Annual Report are available, without charge, and can be obtained by calling 1-800-537-2033.

May 1, 2009

TABLE OF CONTENTS

Page
INFORMATION ABOUT THE FUND AND PORTFOLIOS	3

INVESTMENT LIMITATIONS	3

INVESTMENT POLICIES AND PRACTICES	5

PORTFOLIO HOLDINGS DISCLOSURE	25

MANAGEMENT OF THE FUND	26

CODES OF ETHICS	38

INVESTMENT ADVISORY SERVICES	39

PORTFOLIO TRANSACTIONS AND BROKERAGE	69

PURCHASE AND REDEMPTION OF SHARES	71

INVESTMENT PERFORMANCE	75

DIVIDENDS AND TAXES	78

OTHER INFORMATION	79

FINANCIAL STATEMENTS	80

APPENDIX A	A-1

APPENDIX B	B-1

INFORMATION ABOUT THE FUND AND PORTFOLIOS

Maxim Series Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Fund offers 48 investment portfolios (“Portfolios”). This SAI describes the 48 Portfolios, 22 of which are diversified portfolios and 26 of which are non-diversified portfolios. The Fund is a Maryland corporation organized on December 7, 1981 and commenced business as an investment company February 5, 1982. Other than the Class T1 shares of the Maxim Target Date Portfolios (the “Target Date Portfolios” or each a “Target Date Portfolio”), the Portfolios are “no-load,” meaning you pay no sales charges or distribution fees. You pay no sales charge under Class T1 shares of the Target Date Portfolios, but you do pay a distribution fee. Currently, the Portfolios’ shares are sold to and held by separate accounts of Great-West Life & Annuity Insurance Company (“GWL&A”), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable contracts and to participants in connection with qualified retirement plans and college savings programs. In the future, shares of the Portfolios may be used to fund other variable contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies. GW Capital Management, LLC doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of GWL&A, serves as the Fund’s investment adviser.

Diversified Portfolios

Each diversified Portfolio will operate as a diversified investment portfolio of the Fund. This means that at least 75% of the value of its total assets will be represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities, the value of which with respect to any one issuer is neither more than 5% of the Portfolio's total assets nor more than 10% of the outstanding voting securities of such issuer.

Non-Diversified Portfolios

A non-diversified Portfolio is any Portfolio other than a diversified Portfolio. The Maxim Global Bond Portfolio, the Maxim Profile I Portfolios, the Maxim Profile II Portfolios (the “Profile Portfolios” or each a “Profile Portfolio”) and the Target Date Portfolios are considered “non-diversified” because they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. Because a relatively high percentage of a non-diversified Portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, the Portfolio may be more sensitive to changes in the market value of a single issuer or industry.

INVESTMENT LIMITATIONS

The Fund has adopted limitations on the investment activity of its Portfolios which are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the affected Portfolio. These limitations apply to all Portfolios. If changes to the fundamental policies of only one Portfolio are being sought, only shares of that Portfolio are entitled to vote. "Majority" for this purpose and under the Investment Company Act of 1940 (“1940 Act”) means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. A complete statement of all such limitations is set forth below.

1. BORROWING. The Fund (i.e., each Portfolio) will not borrow money except that the Fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve borrowing, in a manner consistent with the Fund’s investment objective and program, provided that any such borrowings comply with applicable regulatory requirements.

2. COMMODITIES, FUTURES, AND OPTIONS THEREON. The Fund (i.e., each Portfolio) will not purchase or sell physical commodities; except that it may purchase and sell derivatives (including, but not limited to, futures contracts and options on futures contracts). The Fund does not consider currency contracts or hybrid investments to be commodities.

3. INDUSTRY CONCENTRATION. The Fund (i.e., each Portfolio) will not purchase the securities of any issuer if, as a result, more than 25% of the value of the Fund's net assets would be invested in the securities of issuers having their principal business activities in the same industry; provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit or bankers acceptances. It is the current position of the staff of the SEC that each foreign government is considered to be a separate industry for purposes of this restriction. Notwithstanding the foregoing, each of the Maxim Stock Index, Maxim Index 600 and Maxim S&P 500 Index® Portfolios (the "Equity Index Portfolios" or each an "Equity Index Portfolio") may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index if its benchmark index (as described under “Equity Index Portfolios” within the current Prospectus) is so concentrated; for purposes of this limitation, whether an Equity Index Portfolio is concentrating in an industry or group of industries shall be determined in accordance with the 1940 Act and as interpreted or modified from time to time by any regulatory or judicial authority having jurisdiction.

4. LOANS. The Fund (i.e., each Portfolio) will not make loans, although the Fund may (i) lend portfolio securities; (ii) enter into repurchase agreements; and (iii) acquire debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities; and (iv) purchase debt.

5. DIVERSIFICATION. The Fund (i.e., each Portfolio) will not, with respect to 75% of the value of the Portfolio’s total assets, purchase a security if, as a result (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer (other than the U.S. government or any of its agencies or instrumentalities or repurchase agreements collateralized by U.S. government securities, and other investment companies) or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or by other investment companies). This investment restriction does not apply to the Maxim Global Bond Portfolio, the Maxim Profile Portfolios or the Maxim Target Date Portfolios, as these portfolios are considered non-diversified for purposes of the 1940 Act.

6. REAL ESTATE. The Fund (i.e., each Portfolio) will not purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7. SENIOR SECURITIES. The Fund (i.e., each Portfolio) will not issue senior securities except in compliance with the 1940 Act.

8. UNDERWRITING. The Fund (i.e., each Portfolio) will not underwrite securities issued by other persons, except to the extent the Fund may be deemed to be an underwriter under applicable law in connection with the sale of its portfolio securities in the ordinary course of pursuing its investment program.

Non-Fundamental Policies

In accordance with the requirements of Rule 35d-1 under the 1940 Act, it is a non-fundamental policy of each of the following Portfolios to normally invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in the particular type of investments suggested by the applicable Portfolio's name. If the Board of Directors determines to change the non-fundamental policy for any of these Portfolios, that Portfolio will provide no less than 60 days prior notice to the shareholders before implementing the change of policy.

Maxim Short Duration Bond Portfolio	Maxim Ariel MidCap Value Portfolio
Maxim Bond Index Portfolio	Maxim MidCap Value Portfolio
Maxim U.S. Government Securities Portfolio	Maxim T. Rowe Price MidCap Growth Portfolio
Maxim Federated Bond Portfolio	Maxim Janus Large Cap Growth Portfolio
Maxim Loomis Sayles Bond Portfolio	Maxim T. Rowe Price Equity/Income Portfolio
Maxim High Yield Bond Portfolio	Maxim Bernstein International Equity Portfolio
Maxim Global Bond Portfolio	Maxim Invesco ADR Portfolio
Maxim Ariel Small-Cap Value Portfolio	Maxim MFS International Growth Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio	Maxim Index 600 Portfolio
Maxim Small-Cap Growth Portfolio	Maxim S&P 500® Portfolio
Maxim Small-Cap Value Portfolio	Maxim Stock Index Portfolio

Operating Policies

The Fund has also adopted the following additional operating restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.

Under these policies, the Fund (i.e., each Portfolio) will not:

1. Purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund’s net asset value;

2. Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities (10% for the Maxim Money Market Portfolio);

3. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act and any orders issued by the SEC;

4. Purchase participations or other direct interest in, or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the Fund would be invested in such programs, except that the Fund may purchase securities of issuers which invest or deal in the above.

INVESTMENT POLICIES AND PRACTICES

Except as described below and except as otherwise specifically stated in the Prospectus or this SAI, the Portfolios' investment policies set forth in the Prospectus and in this SAI are not fundamental and may be changed without shareholder approval.

The following pages contain more detailed information about types of securities in which the Portfolios may invest, as well as investment practices and techniques that MCM or any Sub-Adviser may employ in pursuit of the Portfolios' investment objectives, subject to their respective investment objectives, strategies and restrictions, and a discussion of related risks. MCM and/or its Sub-Advisers may not buy all of these securities or use all of these techniques to the full extent permitted unless it believes that they are consistent with the Portfolios' investment objectives and policies and that doing so will help the Portfolios achieve their objectives. Unless otherwise indicated, each Portfolio may invest in all these securities or use all of these techniques. In addition, due to unavailability, economic unfeasibility or other factors, a Portfolio may simply have no opportunity to invest in a particular security or use a particular investment technique.

Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Bankers' Acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. The Portfolios generally will not invest in acceptances with maturities exceeding seven days where doing so would tend to create liquidity problems.

Bank Obligations. The Portfolios may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitations, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

Borrowing. The Portfolios may borrow from banks or through reverse repurchase agreements. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. In the event a Portfolio borrows in excess of 5% of its total assets, at the time of such borrowing it will have an asset coverage of at least 300%.

Brady Bonds. Brady bonds are debt obligations created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady.

Brady bonds have been issued only relatively recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated). They are actively traded in the over-the-counter secondary market.

Collateralized Brady bonds may be fixed rate par bonds or floating rate discount bonds, which are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady bonds. Interest payments on these Brady bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to Collateralized Brady bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady bonds in the normal course. In addition, in light of the residual risk of Brady bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady bonds, investments in Brady bonds are to be viewed as speculative.

Debt restructurings have been implemented under the Brady Plan in Argentina, Brazil, Bolivia, Costa Rica, Mexico, Nigeria, the Philippines, Uruguay and Venezuela, with the largest proportion of Brady bonds having been issued to date by Argentina, Mexico and Venezuela. Most Argentine and Mexican Brady bonds and a significant portion of the Venezuelan Brady bonds issued to date are Collateralized Brady bonds with interest coupon payments collateralized on a rolling-forward basis by funds or securities held in escrow by an agent for the bondholders.

Each Portfolio will invest in Brady Bonds only if it is consistent with quality specifications established from time to time by MCM or the Sub-Adviser to that Portfolio.

Caps and Floors. Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

Certificates of Deposit. A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

Collateralized Mortgage Obligations. A Collateralized Mortgage Obligation ("CMO") is a bond that uses certificates issued by the Government National Mortgage Association, or the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation as collateral in trust. The trust then issues several bonds which will be paid using the cash flow from the collateral. The trust can redirect cash flow temporarily, first paying one bond before other bonds are paid. The trust can also redirect prepayments from one bond to another bond, creating some stable bonds and some volatile bonds. The proportion of principal cash flow and interest cash flow from the collateral flowing to each bond can also be changed, creating bonds with higher or lower coupons to the extreme of passing through the interest only to one bond and principal only to another bond. Variable rate or floating coupon bonds are also often created through the use of CMOs.

Commercial Paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, owners of bonds and preferred stock take precedence over the claims of those who own common stock. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or stated price, which enable an investor to benefit from increases in the market price of the underlying common stock. A convertible security may also be called for redemption or conversion by the issuer after a particular date and, under certain circumstances (including a specified price), may be called for redemption or conversion on a date established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Corporate Debt Obligations. Certain Portfolios may, under normal market conditions, invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. Corporate debt obligations include bonds, notes, debentures and other obligations of corporations to pay interest and repay principal. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

An economic downturn could severely affect the ability of highly leveraged issuers of junk bond securities to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of junk bonds will have an adverse effect on a Portfolio’s net asset value to the extent it invests in such securities. In addition, the Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bonds, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. This reduced liquidity may have an adverse effect on the Portfolio’s ability to dispose of a particular security when necessary to meet their redemption requests or other liquidity needs. Under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Portfolio’s management could find it difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under such circumstances, may be less than the prices used in calculating the Portfolio’s net asset value.

Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which the Portfolio may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in the Portfolio’s net asset value.

Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities.

In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Portfolio’s management will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

The Portfolio’s management employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The Portfolio’s management continually monitors the investments in the fund’s portfolio and evaluates whether to dispose of or to retain corporate debt obligations whose credit ratings or credit quality may have changed.

Credit Default Swaps. A credit default swap (“CDS”) is an agreement between two parties (the “Counterparties”) whereby one party (the “Protection Buyer”) agrees to make payments over the term of the CDS to another party (the “Protection Seller”), provided that no designated event of default (an “Event of Default”) occurs on an underlying bond (the “Reference Bond”). If an Event of Default occurs, the Protection Seller must pay the Protection Buyer the full notional value, or “par value,” of the Reference Bond in exchange for the Reference Bond or another similar bond issued by the issuer of the Reference Bond (the “Deliverable Bond”). The Counterparties agree to the characteristics of the Deliverable Bond at the time that they enter into the CDS. A Portfolio may be either the Protection Buyer or the Protection Seller in a CDS. Under normal circumstances, a Portfolio will enter into a CDS for hedging purposes (as Protection Buyer) or to generate additional income (as Protection Seller). If a Portfolio is a Protection Buyer and no Event of Default occurs, the Portfolio will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller). However, if an Event of Default occurs, the Portfolio (as Protection Buyer) will deliver the Deliverable Bond and receive a payment equal to the full notional value of the Reference Bond, even though the Reference Bond may have little or no value. If a Portfolio is the Protection Seller and no Event of Default occurs, the Portfolio will receive a fixed rate of income throughout the term of the CDS. However, if an Event of Default occurs, the Portfolio (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Bond and receive the Deliverable Bond from the Protection Buyer. A CDS may involve greater risks than if a Portfolio invested directly in the Reference Bond. For example, a CDS may increase credit risk since the Portfolio has exposure to both the issuer of the Reference Bond and the Counterparty to the CDS.

Credit Linked Notes. A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a bond or a fund of bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond or some other settlement amount agreed to in advance by the Note Issuer and the Note Purchaser, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event. Typically, the Reference Bond is a corporate bond, however, any type of fixed-income security could be used as the Reference Bond.

Currency Swaps. Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

Debt Securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

Derivatives Contracts. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, a Portfolio could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Portfolio from closing out a position. If this happens, the Portfolio will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell Portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Portfolio by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. The Portfolio may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Portfolio and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Portfolio uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Portfolio’s exposure to interest rate, and currency risks, and may also expose the Portfolio to liquidity and leverage risks. OTC contracts also expose the Portfolio to credit risks in the event that a counterparty defaults on the contract.

Discount Obligations. Investment in discount obligations (including most Brady bonds) may be in securities which were (i) initially issued at a discount from their face value, and (ii) purchased by a Portfolio at a price less than their stated face amount or at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon, i.e., purchased at a "market discount." The amount of original issue discount and/or market discount on obligations purchased by a Portfolio may be significant, and accretion of market discount together with original issue discount, will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Distressed Debt Obligations. Distressed debt securities are debt securities that are purchased in the secondary market and are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest at the time of acquisition by a Portfolio or are rated in the lower rating categories (Ca or lower by Moody's and CC or lower by S&P) or which, if unrated, are in the judgment of MCM or Sub-Adviser of equivalent quality.

Investment in distressed debt securities is speculative and involves significant risk. The risks associated with high yield securities are heightened by investing in distressed debt securities.

A Portfolio will generally make such investments only when MCM or Sub-Adviser believes it is reasonably likely that the issuer of the distressed debt securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Portfolio will receive new securities (e.g., equity securities). However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a Portfolio makes its investment in distressed debt securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that the Portfolio will receive any interest payments on the distressed debt securities, the Portfolio will be subject to significant uncertainty as to whether or not the exchange offer or plan will be completed and the Portfolio may be required to bear certain extraordinary expenses to protect or recover its investment. Even if an exchange offer is made or plan of reorganization is adopted with respect to the distressed debt securities held by the Portfolio, there can be no assurance that the securities or other assets received by a Portfolio in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by a Portfolio upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of a Portfolio's participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed debt securities, the Portfolio may be restricted from disposing of such securities. None of the Portfolios will generally purchase securities that are in default or subject to bankruptcy proceedings in amounts greater than 5% of such Portfolio’s assets. Securities that have been downgraded to Ca/CC or lower subsequent to purchase shall not be included in this limitation.

Emerging Markets Issuers. Emerging markets include any countries (i) having an "emerging stock market" as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the World Bank; or (iii) listed in World Bank publications as developing. Currently, the countries not included in these categories are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. Issuers whose principal activities are in countries with emerging markets include issuers: (1) organized under the laws of, (2) whose securities have their primary trading market in, (3) deriving at least 50% of their revenues or profits from goods sold, investments made, or services performed in, or (4) having at least 50% of their assets located in, a country with an emerging market.

Exchange Traded Funds (ETFs). ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs. Please also see the discussion concerning the risks associated with derivative transactions under “Futures and Options,” below.

Eurodollar Certificates of Deposit. A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. Dollars. Eurodollar certificates of deposit are subject to the same risks that pertain to domestic issues, notably credit risk, market risk, and liquidity risk. Additionally, Eurodollar obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Floating Rate Note. A floating rate note is debt issued by a corporation or commercial bank that is typically several years in term but has a resetting of the interest rate on a one to six month rollover basis.

Foreign Currency Transactions. Any Portfolio which may invest in non-dollar denominated foreign securities may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Portfolios will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Portfolio may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Portfolio. A Portfolio may also use options and futures contracts relating to foreign currencies for the same purposes.

When a Portfolio agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. Dollar price for the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. Dollars, of the amount of foreign currency involved in the underlying security transaction, the Portfolio will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Portfolios may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in or exposed to foreign currency, even if the specific investments have not yet been selected by MCM or one the Sub-Advisers.

The Portfolios may also use forward contracts to hedge against a decline in the value of existing investments denominated in or exposed to foreign currency. For example, if a Portfolio owned securities denominated in or exposed to pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. Dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling, for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. Dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. Dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated or exposed.

Each Portfolio may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. Dollars into a foreign currency, or from one foreign currency into another foreign currency. For example, if a Portfolio held investments denominated in or exposed to Deutschemarks, the Portfolio could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in or exposed to one currency and purchased an equivalent security denominated in or exposed to another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. The Portfolios will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of currency management strategies will depend on MCM's or the applicable Sub-Adviser’s skill in analyzing and predicting currency values. Currency management strategies may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to the Portfolio if currencies do not perform as MCM or the Sub-Adviser anticipates. For example, if a currency's value rose at a time when MCM or the Sub-Adviser had hedged a Portfolio by selling that currency in exchange for dollars, the Portfolio would be unable to participate in the currency's appreciation. If MCM or a Sub-Adviser hedges currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if MCM or a Sub-Adviser increases a Portfolio's exposure to a foreign currency, and that currency's value declines, the Portfolio will realize a loss. There is no assurance that MCM's or a Sub-Adviser’s use of currency management strategies will be advantageous to the Portfolios or that it will hedge at an appropriate time.

Foreign Securities. Certain Portfolios may invest in foreign securities and securities issued by U.S. entities with substantial foreign operations in a manner consistent with its investment objective and policies. Such foreign investments may involve significant risks in addition to those risks normally associated with U.S. equity investments.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

A Portfolio's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or developmental assistance, currency transfer restrictions, illiquid markets, delays and disruptions in securities settlement procedures.

Most foreign securities in a Portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to a Portfolio in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Portfolio's investments (even if the price of the investments is unchanged) and changes in the dollar value of a Portfolio's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Portfolio's assets and on the net investment income available for distribution may be favorable or unfavorable.

A Portfolio may incur costs in connection with conversions between various currencies. In addition, a Portfolio may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Portfolio declares and pays a dividend, or between the time when a Portfolio accrues and pays an operating expense in U.S. Dollars.

American Depository Receipts ("ADRs"), as well as other "hybrid" forms of ADRs including European Depository Receipts and Global Depository Receipts, are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying security at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to the risks associated with investing directly in foreign securities. These risks include foreign exchange risks as well as the political and economic risks of the underlying issuer's country.

Futures. See "Futures and Options" below.

Hedging. Hedging transactions are intended to reduce specific risks. For example, to protect a Portfolio against circumstances that would normally cause the Portfolio’s securities to decline in value, the Portfolio may buy or sell a derivative contract that would normally increase in value under the same circumstances. A Portfolio may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. A Portfolio’s ability to hedge may be limited by the costs of the derivatives contracts. A Portfolio may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its Portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Portfolio.

High Yield-High Risk Debt Securities (“Junk Bonds”). High yield high risk debt securities, often referred to as "junk bonds," are debt securities that are rated lower than Baa by Moody's Investors Service or BBB by Standard & Poor's Corporation, or of comparable quality if unrated. High yield securities include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing.

Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher-quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus further disrupting the market for such securities.

High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade bonds. Conversely, when interest rates fall, high yield bonds tend to underperform Treasury and investment grade bonds because high yield bond prices tend not to rise as much as the prices of these bonds.

The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high yield security owned by the Portfolios defaults, the Portfolios may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Portfolios' net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.

High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.

Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. The Portfolios report the interest on these securities as income even though they receive no cash interest until the security's maturity or payment date.

In addition, the credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. Credit agencies may also fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value.

Because the risk of default is higher for lower-quality debt securities, MCM and its Sub-Advisers will attempt to identify those issuers of high-yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future. Although the ratings of recognized rating services such as Moody's and Standard & Poor's are considered, analysis will focus on relative values based on such factors as interest or dividend coverage, asset coverage, existing debt, earnings prospects, operating history, and the experience and managerial strength of the issuer. Thus, the achievement of a Portfolio's investment objective may be more dependent on MCM’s or the Sub-Adviser's own credit analysis than might be the case for a portfolio which invests in higher quality bonds. MCM and its Sub-Advisers continually monitor the investments in the Portfolios and carefully evaluate whether to dispose of or retain high yield securities whose credit ratings have changed. The Portfolios may retain a security whose credit rating has changed.

New laws and proposed new laws may negatively affect the market for high yield securities.

A Portfolio may choose, at its expense or in conjunction with other involved parties, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Portfolio's shareholders.

Hybrid Instruments. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or depository instruments. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). Hybrid instruments can also be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.

Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. The risks associated with hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time.

Illiquid Securities. The term "illiquid securities" or non-publicly traded securities, means securities that cannot be sold in the ordinary course of business within seven days at approximately the price used in determining a Portfolio's net asset value. Under the supervision of the Board of Directors, MCM determines the liquidity of portfolio securities and, through reports from MCM, the Board of Directors monitors investments in illiquid securities. Certain types of securities are considered generally to be illiquid. Included among these are "restricted securities" which are securities whose public resale is subject to legal restrictions. However, certain types of restricted securities (commonly known as "Rule 144A securities") that can be resold to qualified institutional investors may be treated as liquid if they are determined to be readily marketable pursuant to policies and guidelines of the Board of Directors.

A Portfolio may be unable to sell illiquid securities when desirable or may be forced to sell them at a price that is lower than the price at which they are valued or that could be obtained if the securities were more liquid. In addition, sales of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than do sales of securities that are not illiquid. Illiquid securities may also be more difficult to value due to the unavailability of reliable market quotations for such securities.

Interest Rate Transactions. Interest rate swaps and interest rate caps and floors are types of hedging transactions which are utilized to attempt to protect the Portfolio against and potentially benefit from fluctuations in interest rates and to preserve a return or spread on a particular investment or portion of the Portfolio's holdings. These transactions may also be used to attempt to protect against possible declines in the market value of the Portfolio's assets resulting from downward trends in the debt securities markets (generally due to a rise in interest rates) or to protect unrealized gains in the value of the Portfolio's holdings, or to facilitate the sale of such securities.

Interest rate swaps involve the exchange with another party of commitments to pay or receive interest; e.g., an exchange of fixed rate payments for variable rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

The successful utilization of interest rate transactions depends on the portfolio manager's ability to predict correctly the direction and degree of movements in interest rates. If the portfolio manager's judgment about the direction or extent of movement in interest rates is incorrect, the Portfolio's overall performance would be worse than if it had not entered into such transactions. For example, if the Portfolio purchases an interest rate swap or an interest rate floor to hedge against the expectation that interest rates will decline but instead interest rates rise, the Portfolio would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparts under the swap agreement or would have paid the purchase price of the interest rate floor.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. Interest rate swaps, caps and floors are considered by the Staff of the SEC to be illiquid securities and, therefore, the Portfolio may not invest more than 15% of its assets in such instruments. Finally, there can be no assurance that the Portfolio will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Portfolio manager believes are advantageous to the Portfolio. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Portfolio will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

Investment Companies. The 1940 Act generally prohibits a Portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any investment company and no more than 10% in any combination of unaffiliated contracts (unless other limitations have been granted in an order issued by the SEC). The 1940 Act further prohibits a Portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company. However, the Portfolios may invest in investment companies beyond these general limits pursuant to certain provisions of the 1940 Act, rules under the 1940 Act, or SEC orders subject to certain conditions.

Each Portfolio may invest in shares of mutual funds within the limitations of the 1940 Act and any orders issued by the SEC. The following discussion of mutual funds may be of particular relevance to those who invest in the Profile Portfolios and Target Date Portfolios. These Portfolios are known as “funds of funds” because they seek to achieve their investment objectives by investing in other mutual funds (the “Underlying Portfolios”).

The Underlying Portfolios’ investments, the different types of securities the Underlying Portfolios typically invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. Not all investments that may be made by Underlying Portfolios are currently known. Not all Underlying Portfolios discussed below are eligible investments for each Portfolio. A Portfolio will invest in Underlying Portfolios that are intended to help achieve its investment objective.

Mutual funds are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Exchange Traded Funds, which are also a type of mutual fund, are discussed above. Mutual funds generally offer investors the advantages of diversification and professional investment management by combining shareholders’ money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements, buying and selling futures contracts, illiquid and restricted securities and repurchase agreements, and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. Also, mutual funds charge fees and incur operating expenses.

Stock Funds typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Stock funds typically may enter into delayed-delivery or when-issued issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Some stock funds invest exclusively in equity securities and may focus in a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus in a specific industry or group of industries. The greater a fund’s investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a portfolio. A stock fund’s other investments and use of investment techniques also will affect its performance and portfolio value.

Small-Cap Stock Funds seek capital growth and invest primarily in equity securities of companies with smaller market capitalization. Small-cap stock funds generally make similar types of investments and employ similar types of techniques as other stock funds, except that they focus on stocks issued by companies at the lower end of the total capitalization of the U.S. stock market. These stocks tend to be more volatile than stocks of companies of larger capitalized companies. Small-cap stock funds, therefore, tend to be more volatile than stock funds that invest in mid- or large-cap stocks, and are normally recommended for long-term investors.

International Stock Funds seek capital growth and invest primarily in equity securities of foreign issuers. Global stock funds invest primarily in equity securities of both domestic and foreign issuers. International and global stock funds generally make similar types of investments and employ similar types of investment techniques as other stock funds, except they focus on stocks of foreign issuers. Some international stock and global stock funds invest exclusively in foreign securities. Some of these funds invest in securities of issuers located in emerging or developing securities markets. These funds have greater exposure to the risks associated with international investing. International and global stock funds also may invest in foreign currencies and depositary receipts and enter into futures and options contracts on foreign currencies and forward foreign currency exchange contracts.

Bond Funds seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Bond funds typically enter into delayed-delivery or when–issued securities transactions, repurchase agreements, swap agreements and futures contracts. Bond funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the prices of debt securities generally rise, which may affect the values of bond funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A bond fund holding these securities would be forced to invest the principal received from the issuer in lower yield debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a bond fund if the value of its securities is depreciated as a result of the higher market interest rates. Bond funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or fail to make them at all.

Money Market Funds typically seek current income and a stable share price of $1.00 by investing in money market securities. Money market securities include commercial paper and short-term U.S. government securities, certificates of deposit, banker’s acceptances and repurchase agreements. Some money market securities may be illiquid or restricted securities or purchased on a delayed-delivery or when-issued basis.

Loan Participations and Assignments. Loan Participations and Assignments are interests in loans and therefore are considered to be investments in debt securities. If a Portfolio purchases a Loan Participation, the Portfolio typically will have a contractual relationship only with the lender that sold the Participation, and not with the borrower. A Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the Loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Portfolio will acquire Loan Participations only if the lender interpositioned between the Portfolio and the borrower is determined by MCM or Sub-Adviser to be creditworthy. When a Portfolio purchases Assignments from lenders, the Portfolio will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

A Portfolio may have difficulty disposing of Assignments and Loan Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Portfolios anticipate that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on a Portfolio's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

The Fund's Board has adopted policies and procedures for the purpose of determining whether holdings are liquid or illiquid. The determination as to whether a particular Loan Participation or Assignment is liquid or illiquid, depends upon the frequency of trades and quotes, the number of dealers willing to purchase or sell, the number of other potential buyers, dealer undertakings to make a market in the security, the nature of the Loan Participation or Assignment and its market place including such considerations as the time needed to dispose of it, the method of soliciting offers and the mechanics of transfer. To the extent that liquid Assignments and Loan Participation that a Portfolio holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of a Portfolio's assets invested in illiquid assets would increase.

In valuing a Loan Participation or Assignment held by a Portfolio for which a secondary trading market exists, the Portfolio will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, a Portfolio's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Fund's Board.

Lending of Portfolio Securities. Subject to Investment Limitations described above for all Portfolios, each Portfolio of the Fund from time-to-time may lend its portfolio securities to brokers, dealers and financial institutions. No lending may be made with any companies affiliated with MCM or the Sub-Advisers. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income.

Because there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by MCM to be of good standing. Furthermore, they will only be made if, in MCM's judgment, the consideration to be earned from such loans would justify the risk.

MCM understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Directors must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Lower Quality Debt Securities. Lower quality debt securities are securities that are rated in the lower categories by nationally recognized statistical rating organizations (i.e., Ba or lower by Moody's and BB or lower by Standard & Poor's) or unrated securities of comparable quality. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. Although these securities generally provide greater income than investments in higher rated securities, they are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. MCM and its Sub-Advisers will attempt to identify those issuers of high-yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future. Although the ratings of recognized rating services such as Moody’s and Standard & Poor’s are considered, analysis will focus on relative values based on such factors as interest or dividend coverage, existing debt, asset coverage, earnings prospects, operating history, and the experience and managerial strength of the issuer. Thus, the achievement of a Portfolio's investment objective may be more dependent on the investment adviser's own credit analysis than might be the case for a portfolio which invests in higher quality bonds. MCM and its Sub-Advisers continually monitor the investments in the Portfolios and carefully evaluate whether to dispose of or retain lower quality securities whose credit ratings have changed. The Portfolios may retain a security whose credit rating has changed.

A Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Portfolio's shareholders.

Money Market Instruments and Temporary Defensive and Other Short-Term Positions. In addition to the Money Market Portfolio, the other Portfolios, except the Maxim Profile Portfolios and the Maxim Target Date Portfolios, each may hold cash or cash equivalents and may invest in short-term, high-quality debt instruments (that is in "money market instruments") as deemed appropriate by MCM or the applicable Sub-Adviser, or may invest any or all of their assets in money market instruments as deemed necessary by MCM or the applicable Sub-Adviser for temporary defensive purposes.

The types of money market instruments in which such Portfolios may invest include, but are not limited to: (1) bankers’ acceptances; (2) obligations of U.S. and non-U.S. governments and their agencies and instrumentalities, including agency discount notes; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) obligations of U.S. banks, non-U.S. branches of such banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks (including certificates of deposit and time deposits); (5) asset-backed securities; (6) repurchase agreements; and (7) shares of money market mutual funds (see “Investment Companies” under the Investment Policies and Practices section, above).

Mortgage-Backed Securities. Mortgage-backed securities may be issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations or CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the investment in such securities may be made if deemed consistent with investment objectives and policies.

The value of mortgage-backed securities may change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk.

Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

Options. See "Futures and Options" below.

Preferred Stock. Preferred stock is a class of equity or ownership in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, owners of bonds take precedence over the claims of those who own preferred and common stock.

Repurchase Agreements. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. Such agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount, and MCM or its Sub-Advisers will monitor the value of the collateral. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A Portfolio will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by MCM.

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by the seller, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. The seller will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The seller will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction. These agreements are considered to be borrowings under the 1940 Act. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint. A Portfolio will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by MCM. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Short Sales "Against the Box." Short sales "against the box" are short sales of securities that a Portfolio owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Portfolio enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Portfolio will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

A Portfolio's decision to make a short sale against the box may be a technique to hedge against market risks when MCM or its Sub-Advisers believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns, either directly or indirectly, and in the case where the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities.

Stripped Treasury Securities. Certain Portfolios may invest in zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but not actually received until maturity, a Portfolio may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Zero coupon securities are purchased at a discount from face value, the discount reflecting the current value of the deferred interest. The discount is taxable even though there is no cash return until maturity.

Structured Securities. Structured securities are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady bonds) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly-issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. The credit risk generally will be equivalent to that of the underlying instruments.

Structured securities may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

Certain issuers of structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, any investment in these structured securities may be limited by the restrictions contained in the 1940 Act.

Supranational Entities. Certain Portfolios may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the “World Bank”) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above, under “Foreign Securities.”

Swap Deposits. Swap deposits are foreign currency short-term investments consisting of a foreign exchange contract, a short-term note in foreign currency and a foreign exchange forward contract that is totally hedged in U.S. currency. This type of investment can produce competitive yield in U.S. Dollars without incurring risks of foreign exchange.

Swaps. Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include caps and floors, interest rate swaps, total return swaps and credit default swaps.

Time Deposits. A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

Total Rate of Return Swaps. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

U.S. Government Securities. These are securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. U.S. Treasury bills and notes and certain agency securities, such as those issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Securities of other government agencies and instrumentalities are not backed by the full faith and credit of U.S. government. These securities have different degrees of government support and may involve the risk of non-payment of principal and interest. For example, some are supported by the agency's right to borrow from the U.S.

Treasury under certain circumstances, such as those of the Federal Home Loan Banks. Others are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, such as those of the Federal National Mortgage Association. Still others are supported only by the credit of the agency that issued them, such as those of the Student Loan Marketing Association. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Some U.S. government securities, called “Treasury inflation-protected securities” or “TIPS,” are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Portfolio holds TIPS, the Portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Variable Amount Master Demand Notes. A variable amount master demand note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender. Before investing in any variable amount master demand notes, the liquidity of the issuer must be determined through periodic credit analysis based upon publicly available information.

Variable or Floating Rate Securities. These securities have interest rates that are adjusted periodically, or which "float" continuously according to formulas intended to stabilize their market values. Many of them also carry demand features that permit the Portfolios to sell them on short notice at par value plus accrued interest. When determining the maturity of a variable or floating rate instrument, the Portfolio may look to the date the demand feature can be exercised, or to the date the interest rate is readjusted, rather than to the final maturity of the instrument.

Warrants. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants are speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued and Delayed-Delivery Transactions. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Portfolios generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Portfolios may sell the securities before the settlement date if MCM or the applicable Sub-Adviser deems it advisable. At the time a Portfolio makes the commitment to purchase securities on a when-issued basis, the Portfolio will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price. A Portfolio will maintain, in a segregated account, liquid assets having a value equal to or greater than the Portfolio's purchase commitments; likewise a Portfolio will segregate securities sold on a delayed-delivery basis.

Zero Coupon Securities, PIK Bonds and Deferred Payment Securities. Certain of the Portfolios may invest in zero coupon securities, PIK (Payment In Kind) bonds and deferred payment securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. A Portfolio also may purchase PIK bonds. PIK bonds pay all or a portion of their interest in the form of debt or equity securities.

Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Portfolio's limitation on investments in illiquid securities.

Deferred interest bonds are debt obligations that are issued or purchased at a significant discount from face value and provide for a period of delay before the regular payment of interest begins. The characteristics and related risks of these bonds are similar to those of zero coupon bonds.

To avoid liability for federal income and excise taxes, a Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Futures and Options

Futures Contracts. When a Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Portfolio's investment limitations. In the event of a bankruptcy of an FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

Index Futures Contracts. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying security in the index is made.

Options. Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

Call Options. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A Portfolio may use call options in the following ways:

• Purchase call options on futures contracts, foreign currency forward contracts and currencies (both U.S. and foreign) in anticipation of an increase in the value of the underlying asset or instrument; and

• Write call options on Portfolio securities, financial futures contracts and foreign currency forward contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Portfolio is exercised, the Portfolio foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Put Options. A put option gives the holder the right to sell the underlying asset to the writer of the option. A Portfolio may use put options in the following ways:

• Purchase put options on Portfolio securities, financial futures contracts and foreign currency forward contracts and currencies (both U.S. and foreign) in anticipation of a decrease in the value of the underlying asset; and

• Write put options on futures contracts, foreign currency forward contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Portfolio may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. A Portfolio may also buy or write options, as needed, to close out existing option positions.

Purchasing Put and Call Options. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market (that is by selling it to another party) at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the Portfolio will be required to make margin payments to an FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss from purchasing the underlying instrument directly, which can exceed the amount of the premium received.

Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer can mitigate the effect of a price decline. At the same time, a call writer gives up some ability to participate in security price increases.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Portfolios greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. Dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. Dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. Certain Portfolios may purchase and sell currency futures and may purchase and write currency options to increase or decrease their exposure to different foreign currencies. A Portfolio may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Portfolio's investments exactly over time.

Asset Coverage for Futures and Options Positions. The Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Combined Positions. A Portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Limitations on Futures and Options Transactions. The Fund, on behalf of each Portfolio, has claimed (or will claim prior to investing in any futures contracts or other commodity interests) an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to any Portfolio. Each Portfolio (other than the Maxim Small-Cap Value Portfolio and Maxim MidCap Value Portfolio), to the extent it is otherwise permitted to invest in futures contracts and options thereon, may only enter into such futures contracts and option positions for other than bona fide hedging purposes to the extent that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Portfolio. This limitation on a Portfolio's permissible investments in futures contracts and options is not a fundamental investment limitation and may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid secondary market will exist for any particular option or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio's access to assets held to cover its options or futures positions could also be impaired.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund has adopted policies and procedures governing the disclosure of information regarding its portfolio holdings. As a general matter, it is the Fund’s policy that the public disclosure of information concerning the Fund’s portfolio holdings should be made at times and in circumstances under which it may promptly become generally available to the brokerage community and the investing public. The policies and procedures provide that: (i) information about the Fund's portfolio holdings may not be disclosed until it is either filed with the SEC or mailed out to shareholders, which filing or mailing will not be made sooner than 30 days after the quarter's end, (ii) portfolio holdings information that is solely available in other regulatory reports or filings may not be disclosed, unless as expressly authorized by the Fund's President or Chief Compliance Officer (“CCO”), or where applicable, at least three days after mailing, or one day after EDGAR filing, and (iii) portfolio holdings information that is more current than that in reports or other filings filed electronically with the SEC may be disclosed 30 days after the relevant reporting period.

Public Disclosures. Information regarding each Portfolio's portfolio holdings will be disclosed to the public as required or permitted by applicable laws, rules or regulations, such as in annual and semi-annual shareholder reports and other reports or filings with the SEC. Such reports shall be released not sooner than 30 days after the end of the relevant reporting period, or after such period required under applicable law.

The Fund and GWFS Equities, Inc. (“GWFS Equities” or the “Distributor”), the principal underwriter of the Fund, may disclose a Portfolio's ten largest portfolio holdings in monthly performance updates provided to broker-dealers in connection with the distribution of Fund shares. The monthly performance updates may not be released earlier than five days after the end of the relevant month and shall not be provided to any broker-dealer on a preferential basis.

The Fund may disclose its portfolio holdings to mutual fund databases and rating services such as Lipper and Morningstar, at such time as they request, for the purpose of obtaining ratings for the Fund and enabling such services to provide such portfolio holdings information to the public as they typically provide for rated funds. Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement limiting the use of such information to the approved purposes.

Other Disclosures. The Fund periodically provides information concerning its portfolio holdings to the Fund's service providers and the Fund's disinterested directors in connection with its provision of services to or on behalf of the Fund. In addition to MCM, these service providers include any Sub-Adviser, custodian, broker-dealer, transfer agent, securities lending agents, auditor and legal counsel.

Portfolio holdings information may not be disclosed to the media, brokers or other members of the public if that information has not previously been made publicly available. Information in reports or other documents that are mailed to shareholders may be discussed three days (or later) after mailing. Information that is filed on the SEC’s EDGAR system may be discussed one day (or later) after filing. Information available in other regulatory reports or filings may not be discussed without authorization by the Fund’s President or CCO. The Fund may also disclose portfolio holding information to any regulator in response to any regulatory requirement not involving public disclosure, or any regulatory inquiry or proceeding and to any person, to the extent required by order or other judicial process.

The Fund may also disclose portfolio holdings information to any person who expressly agrees in writing to keep the disclosed information in confidence, and to use it only for purposes expressly authorized by the Fund. Furthermore, as authorized by the President or CCO of the Fund in writing and upon his or her determination that such disclosure would be in the interests of the relevant Fund and its shareholders, a Portfolio may disclose portfolio holdings information.

Any exceptions authorized by the President or CCO are reported to the Board of Directors. The Board also receives reports at least annually concerning the operation of these policies and procedures. The Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Fund and its shareholders.

As authorized by the Board of Directors, the CCO has established and administers guidelines found by the Board to be in the best interests of shareholders concerning the dissemination of Fund portfolio holdings information, and resolution of conflicts of interest in connection with such disclosure, if any. The CCO reviews and decides on each information request and, if granted, how and by whom that information will be disseminated. The CCO reports to the Board of Directors periodically. Any modifications to the guidelines require prior Board approval.

At this time, the Fund has not entered into any ongoing arrangements to make available public and/or non-public information about the Fund's portfolio holdings. If, in the future, the Fund desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the Fund’s SAI. The Fund's portfolio holdings information may not be disseminated for compensation. There is no assurance that the Fund’s policies on holdings information will protect the Portfolios from the potential misuse of holdings by individuals or firms in possession of that information.

MANAGEMENT OF THE FUND

The Fund

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance.

Directors and Officers

Information regarding the Directors and executive officers of the Fund including their ages, position(s) with the Fund, and their principal occupations during the last five years (or as otherwise indicated) are set forth below. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111 (unless otherwise indicated).

There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.

FUND DIRECTORS AND OFFICERS

INDEPENDENT DIRECTORS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (65)	Director	December 14, 2007 to present	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	48	Director, Centennial Bank Holdings, LLC
Richard P. Koeppe (77)	Director	April 30, 1987 to present	Retired Educator	48
Sanford Zisman (69)	Director	March 19, 1982 to present	Attorney, Firm of Zisman,& Ingraham, P.C.	48
INTERESTED DIRECTORS AND OFFICERS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Mitchell T.G. Graye (53)	Director, Chairman and President	June 1, 2000 to present (as Director) and June 19, 2008 to present (as Chairman and President)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and The Crown Life Insurance Company; Executive Vice President and Chief Financial Officer, GWL&A Financial Inc.; President, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II, and GWL Properties, Inc.	48	Director, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

Charles P. Nelson (48)	Director	September 22, 2008 to present	President, Great-West Retirement Services, a unit of Great-West Life & Annuity Insurance Company; Senior Vice President, Retirement Services, First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC, National Plan Coordinators of Delaware, Inc., and GW Investor Services, LLC; Chairman, President and Chief Executive Officer, BenefitsCorp, Inc., and GWFS Equities, Inc.; Director, GW Capital Management, LLC.	48
Mary C. Maiers (41)	Treasurer	December 4, 2008 to present

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company; Assistant Vice President, Investment Operations, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Treasurer, GW Capital Management, LLC.

Beverly A. Byrne (53)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, GWL&A Financial Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Chief Legal Officer, Financial Services and Securities Compliance, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Vice President, Counsel and Associate Secretary, U.S. Operations, Crown Life Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, and GWFS Equities, Inc.; Secretary and Compliance Officer, BenefitsCorp, Inc., EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and GW Investor Services, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Secretary, GW Capital Management, LLC, and Orchard Capital Management, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.

* A Director who is not an “interested person” of the Fund (as defined in the 1940 Act) is referred to as an “Independent Director.” An “Interested Director” refers to a Director or officer who is an “interested person” of the Fund by virtue of their affiliation with either the Fund or MCM.

Standing Committees

The Fund Board has two standing committees: an Executive Committee and an Audit Committee

The Executive Committee may exercise all the powers and authority of the Board with respect to all matters other than: (1) the submission to stockholders of any action requiring authorization of stockholders pursuant to state or federal law, or the Articles of Incorporation; (2) the filling of vacancies on the Board of Directors; (3) the fixing of compensation of the Directors for serving on the Board or on any committee of the Board, including the Executive Committee; (4) the approval or termination of any contract with an investment adviser or principal underwriter, as such terms are defined in the 1940 Act, or the taking of any other action required to be taken by the Board of Directors by the 1940 Act; (5) the amendment or repeal of the By-laws or the adoption of new By-laws; (6) the amendment or repeal of any resolution of the Board that by its terms may be amended or repealed only by the Board; and (6) the declaration of dividends and the issuance of capital stock of the Fund. Messrs. Graye and Nelson are the members of the Executive Committee. One meeting of the Executive Committee was held in 2008.

As set out in the Fund’s Audit Committee Charter, the basic purpose of the Audit Committee is to enhance the quality of the Fund’s financial accountability and financial reporting by providing a means for the Fund’s disinterested Directors to be directly informed as to, and participate in the review of, the Fund’s audit functions. Another objective is to ensure the independence and accountability of the Fund’s outside auditors and provide an added level of independent evaluation of the Fund’s internal accounting controls. Finally, the Audit Committee reviews the extent and quality of the auditing efforts. The function of the Audit Committee is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control, and the auditor's responsibility to plan and carry out a proper audit. Messrs. Koeppe and Zisman and Ms. Klapper are the members of the Audit Committee. Two meetings of the Audit Committee were held in 2008.

Ownership

As of December 31, 2008, the following members of the Board of Directors had beneficial ownership in the Fund and/or any other investment companies overseen by the Director:

Director	Portfolio	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies

*Director is not an “interested person” of the Fund (as defined in the 1940 Act), also referred to as an “Independent Director.” Richard P. Koeppe beneficially owned shares of the Portfolios as set forth above through a qualified retirement plan that invests in a group variable annuity.

Independent Directors and their Immediate Family Members

As of December 31, 2008, other than as described above under “Ownership,” no Independent Director and no immediate family member of an Independent Director beneficially or of record owned any equity securities of an investment adviser or the principal underwriter of the Fund, or any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund.

As of December 31, 2008, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, held a position, including as an officer, employee, director or general partner, with any of the following:

•	the Fund;
•

any investment company or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act which has the same investment adviser or principal underwriter as the Fund or has an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or the principal underwriter of the Fund;

•	an investment adviser, the principal underwriter or affiliated person of the Fund; or
•	any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund.

As of December 31, 2008, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, had any direct or indirect interest, the value of which exceeded $120,000, in any of the following:

•	an investment adviser or the principal underwriter of the Fund; or
•	any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund.

As of December 31, 2008, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, had any material direct or indirect interest in any transaction or series of similar transactions, in which the amount involved exceeded $120,000 and to which any of the following persons was a party:

•	the Fund, or officer thereof;
•

any investment company or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act which has the same investment adviser or principal underwriter as the Fund or has an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or the principal underwriter of the Fund, or officer thereof;

•	an investment adviser or the principal underwriter of the Fund, or officer thereof; or
•	any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund, or officer thereof.

As of December 31, 2008, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, had any direct or indirect relationship, in which the amount involved exceeded $120,000, with any of the following persons:

•	the Fund, or officer thereof;
•

any investment company or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act which has the same investment adviser or principal underwriter as the Fund or has an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or the principal underwriter of the Fund, or officer thereof;

•	an investment adviser or the principal underwriter of the Fund, or officer thereof; or
•	any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund, or officer thereof.

As of December 31, 2008, no officer of an investment adviser or the principal underwriter of the Fund or an officer of any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund, during the two most recently completed calendar years, has served on the board of directors of a company where an Independent Director of the Fund or an immediate family member of an Independent Director has also served as an officer of such company during the two most recently completed calendar years.

Compensation

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or MCM. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$60,300	0	0	$64,000
S. Zisman	$64,000	0	0	$64,000
G. Klapper	$56,600	0	0	$0

*As of December 31, 2008, there were 33 funds for which the Directors serve as Directors, all of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

CODES OF ETHICS

The Fund, MCM, and GWFS Equities, Inc. each have adopted a Code of Ethics addressing investing by their personnel pursuant to Rule 17j-1 under the 1940 Act. Each Code permits personnel to invest in securities, including securities purchased or held by the Fund under certain circumstances. Each Code places appropriate restrictions on all such investments.

Proxy Voting Policies

Proxies will be voted in accordance with the proxy policies and procedures attached hereto as Appendix B. Proxy voting information for the Fund will be provided upon request, without charge. A copy of the applicable proxy voting record may be requested by calling 1-800-537-2033, or writing to: Secretary, Maxim Series, Fund, Inc. at 8515 East Orchard Road, Greenwood Village, Colorado 80111. Information regarding how the Fund voted proxies relating to the Portfolios is also available on the SEC's website at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

MCM is a Colorado limited liability company, located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, and serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement dated December 5, 1997, as amended. MCM is a wholly-owned subsidiary of GWL&A, which is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirectly owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

Investment Advisory Agreement

Under the terms of the investment advisory agreement with the Fund (the “Investment Advisory Agreement”), MCM acts as investment adviser and, subject to the supervision of the Board of Directors, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides the Fund with all necessary office facilities and personnel for servicing the Portfolios’ investments, compensates all officers of the Fund and all Directors who are "interested persons" of the Fund or of MCM, and all personnel of the Fund or MCM performing services relating to research, statistical and investment activities.

In addition, MCM, subject to the supervision of the Board of Directors, provides the management and administrative services necessary for the operation of the Fund. These services include providing facilities for maintaining the Fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund's records and the registration of Fund shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Directors.

The Investment Advisory Agreement became effective on December 5, 1997 and was amended effective July 26, 1999, May 1, 2002, May 1, 2003, July 1, 2003, May 1, 2004, May 1, 2005, May 1, 2006, December 12, 2006, February 15,

2008, and April ☐, 2009. As approved, the Investment Advisory Agreement will remain in effect until May 1, 2009, and will continue in effect from year to year if approved annually by the Board of Directors including the vote of a majority of the Directors who are not parties to the Investment Advisory Agreement or interested persons of any such party, or by vote of a majority of the outstanding shares of the affected Portfolio. Any material amendment to the Investment Advisory Agreement becomes effective with respect to the affected Portfolio upon approval by vote of a majority of the outstanding voting securities of that Portfolio. The Investment Advisory Agreement is not assignable and may be terminated without penalty with respect to any Portfolio either by the Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolio or by MCM, each on 60 days notice to the other party.

Sub-Advisory Agreements

MCM has entered into a sub-advisory agreement with each Sub-Adviser (“Sub-Advisory Agreements”) with respect to the daily management of the Portfolios. Each Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of a Portfolio. MCM, in turn, pays sub-advisory fees to each Sub-Adviser for its services. As approved, the continuation of the Sub-Advisory Agreements will remain in effect until May 1, 2009, and from year to year if approved annually by the Board of Directors including a vote of a majority of the Directors who are not parties to the Sub-Advisory Agreement or interested persons of any such party, or by vote of a majority of the outstanding shares of the affected Portfolio.

Management Fees

Each Portfolio pays a management fee to MCM for managing its investments and business affairs. MCM is paid monthly at an annual rate of a Portfolio's average net assets as described in the Prospectus.

Sub-Advisers

ALLIANCEBERNSTEIN L.P.

AllianceBernstein L.P. (“Alliance”) began serving as the Sub-Adviser to the Maxim Bernstein International Equity Portfolio pursuant to a Sub-Advisory Agreement dated July 5, 2005. Alliance, registered as an investment adviser under the Investment Advisers Act of 1940, is a Delaware limited partnership, with its principal business address at 1345 Avenue of the Americas, New York, New York, 10105. Alliance is ultimately owned by AXA, a holding company for an international group of insurance and related financial services companies.

MCM is responsible for compensating Alliance, which receives monthly compensation for the Portfolio at the annual rate of .55% on the first $150 million, .50% on the next $150 million, and .45% thereafter.

Other Accounts Managed

The management of and investment decisions for the Portfolio are made by the AllianceBernstein Global Value Investment Policy Group. Ms. Sharon E. Fay, Mr. Kevin F. Simms and Mr. Henry S. D’Auria are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolio. The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the AllianceBernstein Global Value Investment Policy Group also has day-to-day management responsibilities.* The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Portfolio’s fiscal year ended December 31, 2008.

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Sharon Fay
Kevin Simms
Henry D'Auria

* Each investment vehicle or account represented in the chart, for which the investment professionals have portfolio management responsibility, is based upon one of 11 model portfolios. Each vehicle or account differs from its respective model portfolio only to a limited extent based on specific client requirements relating to tax considerations, cash flows due to the frequency and amount of investments, the client’s country of residence and currency strategies related thereto, and/or client-imposed investment restrictions regarding particular types of companies or industries.

Investment Professional Conflict of Interest Disclosure

As an investment adviser and fiduciary, Alliance owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including Alliance Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading. Alliance has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of Alliance own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, Alliance permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. Alliance’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by Alliance. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. Alliance has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, Alliance’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. Alliance has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at Alliance routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Alliance’s procedures are also designed to prevent potential conflicts of interest that may arise when Alliance has a particular financial incentive, such as a performance-based management fee, relating to an account.

An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which Alliance could share in investment gains.

To address these conflicts of interest, Alliance’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation

Alliance’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i)        Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii)        Discretionary incentive compensation in the form of an annual cash bonus: Alliance’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, Alliance considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of Alliance. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. Alliance also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of Alliance’s leadership criteria.

(iii)       Discretionary incentive compensation in the form of awards under Alliance’s Partners Compensation Plan (“deferred awards”): Alliance’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same Alliance Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of Alliance’s clients and mutual fund shareholders with respect to the performance of those mutual funds. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance’s publicly traded equity securities.1

_________________________

1            Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein’s Master Limited Partnership Units.

(iv)       Contributions under Alliance’s Profit Sharing/401(k) Plan: The contributions are based on Alliance’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of Alliance.

Ownership of Securities

None of the Portfolio managers own shares of the Portfolio.

ARIEL INVESTMENTS, LLC

Ariel Investments, LLC ("Ariel") serves as the Sub-Adviser to the Maxim Ariel Small-Cap Value Portfolio and the Maxim Ariel MidCap Value Portfolio pursuant to Sub-Advisory Agreements dated December 1, 1993, as amended, and February 5, 1999, as amended, respectively. Ariel is a privately held minority-owned money manager.

MCM is responsible for compensating Ariel, which receives monthly compensation at the annual rate of .40% of the average daily net asset value of the Maxim Ariel Small-Cap Value Portfolio up to $5 million, .35% on the next $10 million, .30% on the next $10 million, and .25% of such value in excess of $25 million. Ariel receives compensation at the annual rate of 0.50% of the average daily net asset value of the Maxim Ariel Midcap Value Portfolio on the first $25 million of assets, 0.40% on the next $75 million of assets and 0.30% on all amounts over $100 million of the Maxim Ariel MidCap Value Portfolio.

Other Accounts Managed

John W. Rogers, Jr. is the portfolio manager for the Maxim Ariel Small-Cap Value and Maxim Ariel Midcap Value Portfolios and all other accounts managed in the same investment style by Ariel. As of December 31, 2008, John W. Rogers, Jr. managed _____ other registered investment companies totaling $_______ and ___ other accounts totaling $________. ___ of the accounts with assets totaling $_____ have performance-based fees.

Conflicts of Interest Policy

Accounts managed within the same strategy are managed using similar investment weightings. This does not mean, however, that all accounts in a given strategy will hold the same stocks. Potential conflict of interest may arise, for example between those accounts that have performance-based fees and those accounts that do not have such fees. Ariel allocates investment decisions across all accounts in a strategy, which limits the conflicts involved in managing multiple accounts. Differences in investments are as a result of individual client account investment restrictions or the timing of additions and withdrawals of amounts subject to account management.

Compensation

Mr. Rogers compensation is determined by Ariel’s Board of Directors and is composed of:

(1) Base Salary. Base Salary is a fixed amount determined at the beginning of each compensation year and is calculated based upon market factors for CEOs of comparable advisory firms.

(2) Discretionary Bonus Pool. The quarterly discretionary bonus is related to the profitability of Ariel and consists of cash and mutual fund shares purchased by Ariel in the funds managed by Mr. Rogers.

(3) Annual Incentive Award. An annual incentive award based upon goals set by Ariel’s Board of Directors that are tied to the performance of the funds he manages against relevant indices over a market cycle, the performance of the Ariel (profitability standards (EBITDA margin)), adherence to investment strategy and Mr. Rogers’ execution of various firm goals, such as allocating firm resources to enhance the fund’s success and meeting budgetary goals.

(4) Stock Grant. Stock grants are based upon Mr. Rogers’ contribution to Ariel and his perceived value in the market place.

(5) Profit Sharing Plan. A contribution to Mr. Rogers’ portion of Ariel’s profit sharing plan is based upon criteria used for all employees of Ariel.

There is no set formula for any of the above components of Mr. Rogers’ compensation; rather, all compensation is based upon factors determined by Ariel’s Board of Directors at the beginning of each year.

Ownership of Securities

Mr. Rogers does not have any personal ownership in the Maxim Ariel Small Cap Value or Maxim Ariel Mid Cap Value Portfolios.

FEDERATED INVESTMENT MANAGEMENT COMPANY

Federated Investment Management Company (“Federated”) serves as the Sub-Adviser to the Maxim Federated Bond Portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2003. Federated is a wholly owned subsidiary of Federated Investors, Inc., one of the largest mutual fund investment managers in the United States.

MCM is responsible for compensating Federated, which receives monthly compensation at the annual rate of 0.15% on the first $100 million, 0.12% on the next $150 million, and 0.10% on all amounts over $250 million.

Other Accounts Managed

Robert J. Ostrowski, Christopher J. Smith, and John T. Gentry are the portfolio managers of the Maxim Federated Bond Portfolio. The high-yield portion of the Maxim Federated Bond Portfolio is managed by Mr. Mark E. Durbiano, CFA. In addition to the Maxim Federated Bond Portfolio, as of December 31, 2008, Mr. Ostrowski managed ___ other pooled investment vehicles with assets totaling $_______ and ___ other accounts with assets totaling $______. As of December 31, 2008, Mr. Smith managed ___ other registered investment companies with assets totaling $ ______ and ___ other accounts with assets totaling $ ______. As of December 31, 2008, Mr. Gentry managed ___ other pooled investment vehicles with assets totaling $ ______ and ___ other accounts with assets totaling $______. As of December 31, 2008, Mr. Durbiano managed ___ other registered investment companies with assets totaling $______, ___ other pooled investment vehicles with assets totaling $______ and ___ other accounts with assets totaling $______. None of the accounts managed by the Federated portfolio managers have an advisory fee that is based on the performance of the account.

Conflicts of Interest Policy

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from fund portfolio trades (for example, research, or “soft dollars”). The Sub-Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

Compensation

Robert Ostrowski is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

In his role as Chief Investment Officer, Robert Ostrowski has oversight responsibility for all taxable fixed income products. Mr. Ostrowski’s IPP is calculated with an equal weighting of Federated’s five major taxable fixed income product groups (international fixed income, high yield, corporate/cross sector, government/mortgage-backed, and separately managed accounts), all accounts within a product group are equally weighted as well. IPP is measured on rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. account benchmarks, and vs. designated peer groups of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. In addition, Mr. Ostrowski serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income products.  A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

In addition, Robert Ostrowski was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

Christopher Smith is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Portfolio’s benchmark (i.e., Lehman Brothers Universal Bond Index), and vs. the designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Smith is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The performance of certain of these accounts is excluded when calculating IPP. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. In addition, Mr. Smith serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income funds.  A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

John Gentry is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Portfolio’s benchmark (i.e., Lehman Brothers Universal Bond Index), and vs. the designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Gentry is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The performance of certain of these accounts is excluded when calculating IPP. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant. Additionally, a portion of Mr. Gentry’s IPP score is based on the performance of portfolios for which he provides fundamental credit research.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

Mark Durbiano is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

Mr. Durbiano manages only the high yield portion of the Fund's portfolio. Mr. Durbiano’s IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the high yield portion of the Portfolio’s benchmark (i.e. Lehman Brothers U.S. Corporate High Yield 2% Issuer Constrained Index), and vs. the high yield portion of the Portfolio’s designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Durbiano is also the portfolio manager for other accounts in addition to the Portfolio. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. In addition, Mr. Durbiano serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income funds.  A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

Ownership of Securities

None of the Federated portfolio managers own shares of the Maxim Federated Bond Portfolio.

FRANKLIN ADVISERS, INC.

Franklin Advisers, Inc. (“FAI”) serves as the Sub-Adviser to the Maxim Global Bond Portfolio pursuant to a Sub-Advisory Agreement dated July 5, 2005. FAI is a wholly owned subsidiary of Franklin Resources, Inc., which is a publicly traded, global investment management organization listed on the New York Stock Exchange. As of December 31, 2008, Franklin, together with its affiliates, had approximately $___ billion in assets under management.

MCM is responsible for compensating FAI, which receives monthly compensation for the Portfolio at the annual rate of 0.30% on the first $100 million, 0.275% on the next $200 million, and 0.25% on all amounts over $300 million.

Other Accounts Managed

The Portfolio is managed by a team of portfolio managers. Dr. Michael Hasenstab, a Portfolio co-manager, is vice president, co-director, and portfolio manager for Franklin Templeton Investments’ International Bond Department. In addition to the Maxim Global Bond Portfolio, as of December 31, 2008, Dr. Hasenstab managed nine registered investment company accounts with assets totaling $______, and ___ other pooled investment vehicles with assets totaling $______, none of which have performance-based fees.

The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Portfolio may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Portfolio and may include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the Portfolio. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures helps to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Material Conflicts of Interest Policy

The management of multiple funds, including the Portfolio, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The Sub-Adviser and the Portfolio have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary. Each portfolio manager is paid a base salary.

Annual bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the Portfolio’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Portfolio shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Portfolio, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

▪

Investment performance. Primary consideration is given to the historic investment performance of all accounts managed by the portfolio manager over the 1, 3 and 5 preceding years measured against risk benchmarks developed by the fixed income management team. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

▪

Non-investment performance. The more qualitative contributions of the portfolio manager to the manager’s business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.

▪	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Ownership of Securities

The portfolio manager does not own any shares of the Portfolio or any equity securities in the Portfolio.

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM®”) began serving as the Sub-Adviser to the Maxim MidCap Value Portfolio pursuant to a Sub-Advisory Agreement dated April 18, 2008. GSAM is a Delaware limited partnership with its principal business address at 32 Old Slip, New York, New York 10005. GSAM has been registered as an investment adviser with the Securities and Exchange Commission since 1990 and is an affiliate of Goldman, Sachs & Co. (‘‘Goldman Sachs’’). In connection with GSAM’s service as Sub-Adviser to the Portfolio, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Portfolio. The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Portfolio allocated by GSAM to GSAMI for these strategies. GSAMI is not compensated by MCM. GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs. GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

MCM is responsible for compensating GSAM, which receives monthly compensation for the Portfolio at the annual rate of 0.40% on the first $100 million, 0.35% on the next $600 million, and 0.32% thereafter.

Other Accounts Managed

The management of and investment decisions for the Portfolio are made by the GSAM Quantitative Investment Strategies (“QIS”) Team. Robert C. Jones, Mark M. Carhart and Andrew W. Alford are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolio. The following table provides information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the GSAM QIS Team also has day-to-day management responsibilities. The table provides the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the period ended December 31, 2008.

Portfolio Manager / Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)

Registered Investment Companies:

Other Pooled Investment Vehicles:
Other Accounts:

Conflicts of Interest Policy. GSAM’s portfolio managers are often responsible for managing the Portfolio, one or more of the series of funds under the Goldman Sachs Trust, as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between the series of funds under the Goldman Sachs Trust and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

Portfolio Manager Compensation

Quantitative Domestic Equity Portfolio Management Team’s Base Salary and Performance Bonus.

GSAM provides compensation packages for its investment professionals, which are comprised of a base salary and a performance bonus. The year-end performance bonus is a function of each professional’s individual performance; his or her contribution to the overall performance of the group; the performance of GSAM; the profitability of Goldman Sachs; and anticipated compensation levels among competitor firms.

Portfolio management teams are rewarded for their ability to outperform a benchmark while managing risk exposure. An individual’s compensation depends on his/her contribution to the team as well as his/her ability to work as a member of the team.

The portfolio management team’s performance measures are aligned with GSAM’s goals to: (1) exceed benchmark over one-year and three-year periods; (2) manage portfolios within a defined range around a targeted tracking error; (3) perform consistently with objectives and client commitments; (4) achieve top tier rankings and ratings; and (5) manage all similarly mandated accounts in a consistent manner.

Performance-related remuneration for portfolio managers is significantly influenced by the following criteria: (1) overall portfolio performance and consistency of performance over time; (2) consistency of performance across accounts with similar profiles; (3) compliance with risk budgets; and (4) communication with other portfolio managers within the research process.

In addition, detailed portfolio attribution is critical to the measurement process.

Other Compensation. In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401(k) program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.

Ownership of Securities

None of the portfolio managers own shares of the Maxim MidCap Value Portfolio. As a matter of policy, GSAM portfolio managers are prohibited from investing in the funds for which GSAM serves as sub-adviser.

INVESCO GLOBAL ASSET MANAGEMENT (N.A.), INC.

Invesco Global Asset Management (N.A.), Inc. (“IGAM)” serves as the Sub-Adviser to the Maxim Invesco ADR Portfolio (the “Invesco ADR Portfolio”) pursuant to a Sub-Advisory Agreement dated March 3, 1997, as amended. IGAM is an indirect wholly-owned subsidiary of Invesco Ltd. Invesco Ltd. is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. Invesco Ltd. was formed in connection with a shareholder-approved redomicile of INVESCO PLC from the United Kingdom to Bermuda that became effective on December 4, 2007. Prior to May 23, 2007, INVESCO PLC was known as AMVESCAP PLC.

MCM is responsible for compensating IGAM, which receives monthly compensation at the annual rate of 0.55% on the first $50 million, 0.50% on the next $50 million, and 0.40% on assets over $100 million of the Maxim Invesco ADR Portfolio.

Other Managed Accounts as of December 31, 2008

The IGAM investment team for the Invesco ADR Portfolio is comprised of portfolio managers, some of whom also have research responsibilities, who collectively make decisions about investments in the Portfolio or other accounts under the direction of the Chief Investment Officer. The Invesco ADR portfolio managers with the most significant responsibility within the investment team are Erik B. Granade, CFA, W. Lindsay Davidson, Ingrid E. Baker, CFA, Michele T. Garren, CFA and Kent A. Starke. In addition to the Invesco ADR Portfolio, as of December 31, 2008, the team managed ___ registered investment companies with assets totaling $_______, ___ unregistered pooled investment vehicles with assets totaling $______, and ___ other accounts with assets totaling $______.

Conflicts of Interest Policy

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts may be presented with the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. IGAM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolio. If a portfolio manager identifies a limited investment opportunity, which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, IGAM has adopted procedures for allocating portfolio transactions across multiple accounts.

With respect to securities transactions, IGAM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, IGAM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, IGAM may place separate, non-simultaneous, transactions for accounts, which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of an account.

Finally, the appearance of a conflict of interest may arise where IGAM has an incentive, such as a performance-based management fee, which relates to the management of one but not all accounts with respect to which a portfolio manager has day-to-day management responsibilities.

IGAM has adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Description of Compensation Structure

IGAM seeks to maintain a compensation structure that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market as well as to adjust the factors used to determine bonuses to promote competitive investment performance. IGAM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

Base salary. Each portfolio manager is paid a base salary. In setting the base salary, IGAM’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of IGAM, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for each of its investment centers, including IGAM. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, the Compensation Committee considers assets under management when determining the initial year-end bonus pool. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts he or she manages as measured against the performance of applicable peer groups over the one-, three- and five-year periods. High investment performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

Equity-based compensation. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of the Invesco Ltd. Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

Ownership of Securities

None of the members of the IGAM Investment Team own any shares of the Portfolio or any equity securities in the Maxim Invesco ADR Portfolio.

INVESCO INSTITUTIONAL (N.A.), INC.

Invesco Institutional (N.A.), Inc. (“Invesco”) began serving as the Sub-Adviser to the Maxim Small-Cap Value Portfolio pursuant to a Sub-Advisory Agreement dated April 18, 2008. Invesco, a wholly owned subsidiary of Invesco Ltd., is registered as an investment adviser with the Securities and Exchange Commission and has its principal business address at One Midtown Plaza, 1360 Peachtree, N.E., Atlanta, Georgia 30309.

MCM is responsible for compensating Invesco, which receives monthly compensation for the Portfolio at the annual rate of 0.50% on the first $100 million, 0.45% on the next $100 million, 0.30% on the next $200 million and 0.20% thereafter.

Other Accounts Managed

Daniel A. Kostyk, Jeremy Lefkowitz, Anthony J. Munchak, Glen E. Murphy and Francis M. Orlando are the portfolio managers of the Maxim Small-Cap Value Portfolio. As December 31, 2008, Mr. Kostyk, Mr. Munchak, Mr. Murphy and Mr. Orlando managed ___ other registered mutual funds with assets totaling $______, ___ other pooled investment vehicles with assets totaling $______ and ___ other accounts with assets totaling $______. As of December 31, 2008, Mr. Lefkowitz managed ___ other registered mutual funds with assets totaling $______, ___ other pooled investment vehicles with assets totaling $______ and ___ other accounts with assets totaling $______.

Conflicts of Interest Policy

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with the following potential conflicts:

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Invesco seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are use in connection with the management of the Portfolio.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Invesco has adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to securities transactions for the Portfolio, Invesco determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco may be limited by the client with respect to the selection of brokers or may be instructed to direct trades though a particular broker. In these cases, trades for the Portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Portfolio or other accounts involved.

•

Finally, the appearance of a conflict may arise where Invesco has an incentive, such as performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which the portfolio manager has day-to-day management responsibilities.

Invesco has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

Invesco seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive fund performance. Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

Base salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

Annual bonus. The portfolio managers are eligible, along with other employees of Invesco, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for each of its investment centers, including Invesco. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, the Compensation Committee considers assets under management when determining the initial year-end bonus pool. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts he or she manages as measured against the performance of applicable peer groups over the one-, three- and five-year periods. High investment performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

Equity-based compensation. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of the Invesco Ltd. Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and program available generally to all employees.

Ownership of Securities

None of the Portfolio Managers has any personal ownership in the Maxim Small-Cap Value Portfolio.

JANUS CAPITAL MANAGEMENT LLC

Janus Capital Management LLC (“Janus”) serves as the Sub-Adviser to the Maxim Janus Large Cap Growth Portfolio pursuant to a Sub-Advisory Agreement dated May 1, 2003, as amended. Janus is a directly owned subsidiary of Janus Capital Group Inc. (“JCGI”).

MCM is responsible for compensating Janus, which receives monthly compensation at the annual rate of 0.50% on the first $250 million, 0.45% on the next $500 million, 0.40% on the next $750 million and 0.35% on all amounts over $1.5 billion on the Maxim Janus Large Cap Growth Portfolio.

Other Accounts Managed

Ron Sachs, a Vice President of Janus, is the portfolio manager of the Maxim Janus Large Cap Growth Portfolio. In addition to the Maxim Janus Large Cap Growth Portfolio. As of December 31, 2008, Mr. Sachs managed ___ registered investment companies with assets totaling $______, ___ pooled investment vehicle with assets totaling $______, and ___other accounts with assets totaling $______. ___ of the other accounts has a performance-based advisory fee.

Conflicts of Interest Policy

The portfolio manager may manage other accounts with investment strategies similar to the Portfolio. Those other accounts may include other Janus funds, private- label mutual funds for which Janus serves as sub-adviser, and separately managed accounts. Fees earned by Janus may vary among these accounts, the portfolio manager may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on his compensation than others. These factors could create conflicts of interest because the portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Portfolio. A conflict may also exist if the portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Janus believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus has adopted trade allocation procedures that govern allocation of securities among various Janus accounts.

Compensation

The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2008.

Portfolio managers and, if applicable, co-portfolio managers (“portfolio manager” or “portfolio managers”) are compensated for managing the Portfolio and any other funds, portfolios or accounts for which they have exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options and a cash deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is based on pre-tax performance of the Managed Funds.

Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds’ performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

Aggregate compensation derived from the Managed Funds’ performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds’ aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds’ performance in the three- and five-year periods. The compensation determined from the Managed Funds’ performance is then allocated to the respective portfolio manager(s).

A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by sub-advisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; and (iv) client relationships.

Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all variable compensation in accordance with the JCGI’s Executive Income Deferral Program.

The Fund’s Lipper peer group for compensation purposes is the Large-Cap Growth Funds.

Ownership of Securities

Mr. Sachs does not own any shares of the Maxim Janus Large Cap Growth Portfolio.

LOOMIS, SAYLES, & COMPANY, L.P.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as the Sub-Adviser to the Maxim Loomis Sayles Bond and Maxim Loomis Sayles Small-Cap Value Portfolios pursuant to a Sub-Advisory Agreement dated October 30, 2000. Loomis Sayles serves as investment manager to a variety of investors, including individuals, retirement plans, corporations, mutual funds and others. Loomis Sayles is a limited partnership whose general partner, Loomis, Sayles & Company, Incorporated is a wholly owned subsidiary of Natixis Global Asset Management Holdings, LLC, which is in turn a wholly-owned subsidiary of Natixis Global Asset Management L.P. ("NGAM LP"). NGAM LP owns the entire limited partnership interest in Loomis Sayles. NGAM LP is part of Natixis Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally, directly or indirectly, by three large French financial services entities: Natixis, an investment banking and financial services firm; the Caisse Nationale des Caisses d'Epargne, a financial institution owned by French regional saving banks known as the Caisses d'Epargne; and Banque Fédérale des Banques Populaires, a financial institution owned by regional cooperative banks known as the Banques Populaires. The 14 principal subsidiary or affiliated asset management firms of NGAM LP collectively had over $291 billion in assets under management at December 31, 2008.

MCM is responsible for compensating Loomis Sayles, which receives monthly compensation at the annual rate of 0.50% on the first $10 million, 0.45% on the next $15 million, 0.40% on the next $75 million and 0.30% on all amounts over $100 million of the Maxim Loomis Sayles Small-Cap Value; and .30% on all assets of the Maxim Loomis Sayles Bond Portfolio.

Other Accounts Managed

The day-to-day manager of the Maxim Loomis Sayles Bond Portfolio is Daniel J. Fuss. Including this Portfolio, as of December 31, 2008, Mr. Fuss managed ___ registered investment company accounts with assets totaling $______, ___ other pooled investment vehicles with assets totaling $______, and ___ other accounts with assets totaling $______. A performance-based fee is paid with respect to ___ of the ___ other accounts with an aggregate of $______ in assets.

Joseph R. Gatz and Daniel G. Thelen have co-managed the Maxim Loomis Sayles Small-Cap Value Portfolio since 1999. Including this Portfolio, as of December 31, 2008, Mr. Gatz managed ___ registered investment company accounts with assets totaling $______ and ___ other accounts with assets totaling $______, none of which include performance-based fees. As of December 31, 2008, Mr. Thelen also managed ___ registered investment company accounts with assets totaling $______ and ___ other accounts with assets totaling $______, none of which include performance-based fees.

Conflicts of Interest Policy

The fact that a portfolio manager manages a mutual fund as well as other accounts creates the potential for conflicts of interest. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies. Such favorable treatment could lead to more favorable investment opportunities for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s specific investment objectives, guidelines, restrictions and circumstances and other relevant factors, such as the size of an available investment opportunity, the availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. In addition, Loomis Sayles maintains trade allocation and aggregation policies and procedures to address this potential conflict.

Compensation

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up of three main components – base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager's base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan.

Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations.

Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. It is based on four factors – investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component and generally represents at least 60% of the total for fixed income managers and 70% for equity managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the group's Chief Investment Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually.

Fixed income managers. While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed income managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of an external benchmark and a customized peer group. The benchmark used for the investment style utilized for the Maxim Loomis Sayles Bond Portfolio is the Lehman Government/Credit Index. The customized peer group is created by the firm and is made up of institutional managers in the particular investment style. A manager’s relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, the firm’s calculation incorporates relative performance of the manger’s three year return over the last 20 quarters. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

Loomis Sayles uses both an external benchmark and a customized peer group as measuring sticks for fixed income manager performance because it believes they represent an appropriate combination of the competitive fixed income product universe and the investment styles offered by the firm.

Mr. Fuss’s compensation is also based on his overall contributions to the firm in his various roles as Senior Portfolio

Manager, Vice Chairman and Director. As a result of these factors, the contribution of investment performance to Mr. Fuss’ total variable compensation may be significantly lower the percentage reflected above.

Equity managers. While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of a peer group of institutional managers in that style. A manager’s performance relative to the peer group for the 1, 3 and 5 year periods is used to calculate the amount of variable compensation payable due to performance. Longer-term performance (3 and 5 years) combined is weighted more than shorter-term performance (1 year). If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product. An external benchmark is used as a secondary comparison. The benchmark used for the investment style utilized for the Maxim Loomis Sayles Small Cap Portfolio is the Russell 2000 Value Index.

Loomis Sayles uses the institutional peer groups as the primary measuring stick for equity manager performance because it believes they represent the most competitive product universe while closely matching the investment styles offered by the firm. Loomis Sayles considers the institutional composite an accurate proxy for the performance of each investment style.

Equity and Fixed Income Managers. Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. The plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;
•	upon retirement a participant will receive a multi-year payout for his or her vested units;
•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan also is similarly constructed although the participants’ annual participation in company earnings is deferred for three years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there is no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

Ownership of Securities

None of the portfolio managers own shares of the Portfolios they manage.

MASSACHUSETTS FINANCIAL SERVICES COMPANY

Massachusetts Financial Services Company (“MFS”) serves as the Sub-Adviser to the Maxim MFS International Growth pursuant to a Sub-Advisory Agreement dated May 1, 2003. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc., a diversified financial services company.

MCM is responsible for compensating MFS, which receives monthly compensation at the annual rate of 0.35% on all assets of the Maxim MFS International Growth Portfolio.

Other Accounts Managed

The Maxim MFS International Growth Portfolio is co-managed by David R. Mannheim and Marcus L. Smith. As of December 31, 2008, Mr. Mannheim managed ___ registered investment company accounts with assets totaling $______, ___ other pooled investment vehicles with assets totaling $______, and ___ other accounts with assets totaling $______. ___ of the other accounts, with assets totaling $______, have performance-based fees.

As of December 31, 2008, Mr. Smith managed ___ registered investment company accounts with assets totaling $______, ___ other pooled investment vehicles with assets totaling $______, and ___ other accounts with assets totaling $______. ___ of the other accounts, with assets totaling $______, has performance-based fees.

Conflicts of Interest Policy

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple portfolios and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the portfolios and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple portfolios and accounts. In certain instances there may be securities which are suitable for the Portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. A Portfolio’s trade allocation policies may give rise to conflicts of interest if the Portfolio’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another portfolio or account that may adversely impact the value of the Portfolio’s investments. Investments selected for portfolios or accounts other than the Portfolio may outperform investments selected for the Portfolio. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio’s ability to participate in volume transactions will produce better executions for the Portfolio.

MFS does not receive a performance fee for its management of the Portfolio. As a result, MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio-for instance, those that pay a higher advisory fee and/or have a performance fee.

Compensation

Portfolio manager total cash compensation is a combination of base salary and performance bonus:

• Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

• Performance Bonus – Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

The quantitative portion if based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three-, and five-year period relative to the appropriate Lipper peer group universe and/or benchmark index with respect to each account. (Generally the benchmark index used is a benchmark index set forth in the Portfolio’s prospectus to which the performance is compared (except with respect to portfolios with more than one manager, such benchmark may differ for each portfolio manager and may be an alternative benchmark that is consistent with such portfolio manager’s role in managing the portfolio).) Additional or different appropriate peer group or benchmark indices may also be used. Primary weight is given to portfolio performance over three-year and five-year time periods with lesser consideration given to portfolio performance over a one-year period (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from Portfolio and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level as well as other factors

Ownership of Securities

Neither of the MFS portfolio managers owns any shares of the Portfolio or any equity securities in the Portfolio.

MELLON CAPITAL MANAGEMENT CORPORATION

BNY Investment Advisors began management of the Maxim Stock Index and Maxim Index 600 Portfolios on April 1, 2003 and of the Maxim S&P 500 Index® Portfolio (each, an “Equity Index Portfolio”) on June 30, 2003. Effective as of July 20, 2008, Mellon Capital Management Corporation (“Mellon Capital”) assumed the sub-advisory relationship from BNY Investment Advisors pursuant to an internal reorganization that resulted from the merger of The Bank of New York and Mellon Financial Corporation.

MCM is responsible for compensating Mellon Capital, which receives monthly compensation for the Equity Index Portfolios at the annual rate of 0.02% on net assets for each Equity Index Portfolio.

Other Accounts Managed

The Quantitative Equity Management Team is responsible for the day-to-day management of the Equity Index Portfolios. The team is comprised of Mr. Kurt Zyla, Ms. Denise Krisko, Mr. Lloyd Buchanan, Mr. Todd Rose, Mr. Robert McCormack, Mr. Steven Wetter, Mr. Michael Yachimski, Mr. Rafael Zayas and Mr. Robert McGrath. In addition to the Equity Index Portfolios, as of December 31, 2008, the Quantitative Equity Management Team was responsible for the management of ___ mutual funds with assets totaling $______, ___ collective trust portfolios with assets totaling $______, and ___ other accounts with assets totaling $______. None of the other accounts managed by the Quantitative Equity Management Team have performance-based fees.

Conflicts of Interest Policy

Mellon Capital is unaware of any conflicts of interest between the portfolio managers of the Quantitative Equity Management Team and the management of the Fund’s investments or the investments of other index accounts.

Compensation

The primary objectives of Mellon Capital’s compensation plans are to:

•	Motivate and reward continued growth and profitability
•	Attract and retain high-performing individuals critical to the on-going success of Mellon Capital
•	Motivate and reward strong business/investment performance
•	Create an ownership mentality for all employees

The Quantitative Equity Management Team’s cash compensation is comprised primarily of a market-based base salary and (variable) incentives (annual and long term).  An investment professional’s base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability.  Therefore, all bonus awards are based initially on Mellon Capital’s financial performance.  The employees are eligible to receive annual cash bonus awards from the Annual Incentive Plan.  Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards").  These targets are derived based on a review of competitive market data for each position annually.  Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed.  Awards are paid in cash on an annual basis.

All key staff of Mellon Capital are also eligible to participate in the Mellon Capital Long Term Incentive Plan. These positions have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. In addition, the participants have demonstrated a long-term performance track record and have the potential for a continued leadership role. This plan provides for an annual award, payable in cash after a three-year cliff vesting period.  The value of the award increases during the vesting period based upon the growth in Mellon Capital’s net income.

Mellon Capital’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.

Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation Deferred Compensation Plan for Employees.

Ownership of Securities.

None of the Quantitative Equity Management Team has any beneficial interest in the accounts managed for the Fund.

T. ROWE PRICE ASSOCIATES, INC.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) serves as the Sub-Adviser to the Maxim T. Rowe Price Equity/Income and Maxim T. Rowe Price MidCap Growth Portfolios pursuant to Sub-Advisory Agreements dated November 1, 1994, as amended, and June 30, 1997, as amended, respectively. Founded in 1937, T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

MCM is responsible for compensating T. Rowe Price, which receives monthly compensation for the Maxim T. Rowe Price Equity/Income Portfolio at the annual rate of 0.40% on the first $250 million, 0.375% on the next $250 million and 0.35% on all assets over $500 million and for the Maxim T. Rowe Price MidCap Growth Portfolio at the annual rate of 0.50% on all assets of the Portfolio.

Other Accounts Managed

The Maxim T. Rowe Price Equity/Income Portfolio is managed by an Investment Advisory Committee chaired by Brian C. Rogers. Mr. Rogers has day-to-day responsibility for managing the Maxim T. Rowe Price Equity/Income Portfolio and works with the Committee in developing and executing the investment program for the Maxim T. Rowe Price Equity/Income Portfolio. The Maxim T. Rowe Price MidCap Growth Portfolio is managed by an Investment Advisory Committee co-chaired by Brian W.H. Berghuis and Donald J. Peters. Mr. Berghuis and Mr. Peters share day-to-day responsibility for managing the Maxim T. Rowe Price MidCap Growth Portfolio and work with the Committee in developing and executing the investment program for the Maxim T. Rowe Price MidCap Growth Portfolio.

List of other accounts managed by the portfolio manager as of December 31, 2008:

Brian C. Rogers:

	Number of Accounts	Total Assets
➢ registered investment companies:
➢ other pooled investment vehicles:
➢ other accounts:

Does not include Maxim T. Rowe Price Equity/Income Portfolio. None of the accounts listed above have performance-based fees.

Brian W.H. Berghuis

	Number of Accounts	Total Assets
➢ registered investment companies:
➢ other pooled investment vehicles:
➢ other accounts:

Does not include Maxim T. Rowe Price MidCap Growth Portfolio. None of the accounts listed above have performance-based fees.

Donald J. Peters:

	Number of Accounts	TOTAL Assets
➢ registered investment companies:
➢ other pooled investment vehicles:
➢ other accounts:

Does not include Maxim T. Rowe Price MidCap Growth Portfolio. None of the accounts listed above have performance-based fees.

Conflicts of Interest Policy

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager’s Compensation” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Ownership of Securities as of December 31, 2008:

Portfolio Manager	Maxim Fund Sub-Advised/Managed	Dollar Range of Equity Securities Beneficially Owned

Brian Rogers	Maxim T. Rowe Price Equity/Income Portfolio	None

Portfolio Manager	Maxim Fund Sub-Advised/Managed	Dollar Range of Equity Securities Beneficially Owned

Brian Berghuis	Maxim T. Rowe Price MidCap Growth Portfolio	None
Don Peters	Maxim T. Rowe Price MidCap Growth Portfolio	None

SILVANT CAPITAL MANAGEMENT LLC

Silvant Capital Management LLC (“Silvant”), an investment adviser registered under the Investment Advisers Act of 1940, is a Delaware LLC with its principal business address at 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. Silvant is the Sub-Adviser to the Maxim Small-Cap Growth Portfolio pursuant to a Sub-Advisory Agreement dated July 5, 2005. Silvant is a majority owned subsidiary of RidgeWorth Capital Management, Inc. a money management holding company which is a wholly owned subsidiary of SunTrust Banks, Inc.

MCM is responsible for compensating Silvant, which receives monthly compensation at the annual rate of 0.40% on net assets of the Maxim Small-Cap Growth Portfolio.

Other Accounts Managed

As December 31, 2008, Mr. Guinther also manages ___ other separate accounts with approximately $______ in total assets; and Mr. Sansoterra manages ___ other separate accounts with approximately $______ in total assets.

Silvant’s advisory fee was not based on performance for any of the aforementioned registered investment companies, other pooled investment vehicles, or other accounts.

Conflicts of Interest Policy

Management of both the Portfolio and the other accounts listed above at the same time may give rise to potential conflicts of interest. If the Portfolio and the other accounts have identical investment objectives, the portfolio manager could favor one or more accounts over the Portfolio. Another potential conflict may arise from the portfolio manager’s knowledge about the size, timing and possible market impact of Portfolio trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Portfolio. In addition, aggregation of trades may create the potential for unfairness to a Portfolio or another account if one account is favored over another in allocating the securities purchased or sold. Silvant has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are allocated in a manner Silvant believes is fair and equitable.

Compensation

Portfolio managers earn competitive salaries from Silvant. In addition, portfolio managers are eligible to receive bonuses based on the performance of the specific funds they manage. Investment results are the basis for determining if such bonuses are paid. Investment results are determined by comparing the relevant fund’s pre-tax total returns to that same fund’s benchmarks and peer groups over multi-year periods, as applicable. Where a portfolio manager manages multiple funds, each fund is weighted based on the following criteria: each fund’s market value, its relative strategic importance to Silvant and its clients, as well as its potential asset growth.

All full-time employees of Silvant, including portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual’s compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors. In addition, certain portfolio managers may be eligible for one or more of the following additional benefit plans:

•

401 Excess Plan – This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by Silvant, were it not for the imposition of certain statutory limits on qualified plan benefits. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual’s senior executive for the business.

•

ERISA Excess Retirement Plan – This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual’s senior executive for the business.

•

Voluntary Functional Incentive Plan Deferral – This plan is a provision of a SunTrust Deferred Compensation Plan, which allows participants of selected annual incentive plans to voluntarily defer portions of their incentive. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. Silvant’s annual incentive plans available to investment professionals offer this provision to employees who meet the compensation criteria level.

•

Stock Option Awards – Stock options are granted annually to certain select individuals in specific compensation grade levels. Participation must be approved by the individual’s senior executive for the business.

•

Restricted Stock Awards – Restricted stock awards are granted to certain select individuals on a case-by-case basis to address special retention issues. Most salaried employees of SunTrust are eligible for restricted stock awards. The awards often vest based on the recipient’s continued employment with Silvant, but these awards may also carry additional vesting requirements, including performance conditions.

The relative mix of compensation represented by investment results, bonus and salary will vary depending on the individual’s results, contributions to the organization, adherence to portfolio compliance and other factors.

Ownership of Securities

As of December 31, 2008, neither Christopher Guinther nor Michael Sansoterra owned any shares of the Maxim Small-Cap Growth Portfolio.

WESTERN ASSET MANAGEMENT COMPANY

Western Asset Management Company (“Western Asset”), a subsidiary of Legg Mason, Inc., serves as the Sub-Adviser to the Maxim High Yield Bond Portfolio pursuant to a Sub-Advisory Agreement, dated December 12, 2006, which is the same in all substantive respects to the previous Sub-Advisory Agreement, dated December 1, 2005, with Salomon Brothers Asset Management, Inc. Effective December 1, 2005, Legg Mason assumed control of substantially all of the asset management business of Citigroup, Inc., the former parent company of Salomon Brothers Asset Management, Inc. The current Sub-Advisory Agreement reflects a corporate reorganization of Legg Mason’s investment management business, and did not result in a change of actual control or management of the Portfolio’s Sub-Adviser.

MCM is responsible for compensating Western Asset, which receives monthly compensation at the annual rate of 0.40% on net assets for the Maxim High Yield Bond Portfolio. Western Asset provides investment advisory assistance and portfolio management advice to MCM. Subject to review and supervision by MCM and the Board of Directors of the Fund, Western Asset is responsible for the actual management of the Maxim High Yield Bond Portfolio and for making decisions to buy, sell or hold any particular securities. Western Asset bears all expenses in connection with the performance of their services, such as compensating and furnishing office space for their officers and employees connected with investment and economic research, trading and investment management for the Maxim High Yield Bond Portfolio.

Other Accounts Managed

As of December 31, 2008, in addition to the Maxim High Yield Bond Portfolio, the Portfolio Manager(s) were responsible for the day-to-day management of certain other accounts, as follows:

S. Kenneth Leech

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies
Other pooled investment vehicles
Other accounts

Stephen A. Walsh

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies
Other pooled investment vehicles
Other accounts

Michael C. Buchanan

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies
Other pooled investment vehicles
Other accounts

Note: The numbers above reflect the overall number of portfolios managed by Western Asset. Mr. Leech and Mr. Walsh are involved in the management of all the Firm's portfolios, but they are not solely responsible for particular portfolios. Western's investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of the Firm's overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Conflicts of Interest Policy

Western has identified several potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Firm has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions for mutual funds, the Sub-Adviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Firm may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Western’s team approach to portfolio management and block trading approach works to limit this potential risk.

The Firm also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimums value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

Employees of the Firm have access to transactions and holdings information regarding client accounts and the Firm’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the Firm maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Firm’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the Firm’s compliance monitoring program.

The Firm may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. As a general matter, the Firm has adopted compliance policies and procedures to address a wide range of potential conflicts of interest.

Compensation

At Western, one compensation methodology covers all products and functional areas.

The Firm’s methodology assigns each position a total compensation "target" which is derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results.

Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan which includes an employer match and discretionary profit sharing.

In addition,discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to the Firm as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by a formal review process. All bonuses are completely discretionary, and usually distributed in May. This is described in more details below:

•

Incentive compensation is based on individual performance, team performance and the performance of the company. Western’s philosophy is to reward its employees through Total Compensation. Total Compensation is reflective of the external market value for skills, experience, ability to produce results, and the performance of one's group and the Firm as a whole.

•

Incentive compensation is the primary focus of management decisions when determining Total Compensation. The components of Total Compensation include benefits, base salary, incentive compensation and assets under management (AUM) bonuses. Incentive Compensation is based on the success of the Firm and one's team, and personal contribution to that success. Incentive compensation is paid annually and is fully discretionary. AUM bonuses are discretionary awards paid to eligible employees on an annual basis. AUM bonuses are calculated according to the company’s annual AUM growth.

•

Western offers a Long Term Incentive Plan, which affords eligible employees the opportunity to earn additional long-term compensation from discretionary contributions which will be made on their behalf. These contributions are made by Western Asset and are paid to the employee if he/she remains employed with Western Asset until the discretionary contributions become vested. The Discretionary Contributions allocated to the employee will be credited with tax-deferred investment earnings indexed against mutual fund options or other investment options selected by Western Asset. Discretionary Contributions made to the Plan will be placed in a special trust (known as a Rabbi trust) that restricts management's use and of access to the money.

•	Under certain pre-existing arrangements, key professionals are paid incentives in recognition of outstanding performance. These incentives may include Legg Mason stock options.

Portfolio Manager Ownership of Portfolio Securities

The following table provides the dollar range of securities beneficially owned by each portfolio manager as of December 31, 2008:

Portfolio Manager	Dollar Range of Portfolio Securities Beneficially Owned
S. Kenneth Leech	None
Stephen A. Walsh	None
Michael C. Buchanan	None

MAXIM PROFILE AND TARGET DATE PORTFOLIOS

The Maxim Profile Portfolios (the “Profile Portfolios”) and Target Date Portfolios are managed by an Advisory Committee of MCM chaired by S. Mark Corbett. As Committee Chairman, Mr. Corbett has day-to-day responsibility for managing the Profile Portfolios and Target Date Portfolios and works with the Advisory Committee in developing and executing the Profile Portfolios’ and Target Date Portfolios’ investment program. Other than the Profile Portfolios and Target Date Portfolios, as of December 31, 2008, Mr. Corbett does not manage any registered investment companies, pooled investment vehicles or other accounts.

MCM is not aware of any material conflicts of interest that may arise in connection with the portfolio manager's management of the Profile Portfolios' and Target Date Portfolios’ investments and the investments of the other accounts included above. MCM has adopted trading policies and procedures that address aggregation or blocking of client transactions, brokerage and trade allocation which MCM believes address potential conflicts associated with managing multiple accounts for multiple clients.

Portfolio manager compensation is provided pursuant to an administrative services agreement between MCM and GWL&A. Compensation consists of a base salary and a performance bonus. As well, the portfolio manager may be eligible for equity incentives in the form of stock options in Great-West Lifeco Inc. and may participate in employee benefits programs sponsored by GWL&A that include a 401(k) plan as well as one or more non-qualified deferred compensation plans. Finally, the portfolio manager is also a participant in the defined benefit plan sponsored by GWL&A.

Senior management conducts annual performance reviews prior to making compensation decisions. Key criteria include the extent to which the manager has worked effectively alone and within a team for services provided to the Fund as well as to other MCM clients and to GWL&A. Investment results, tenure, level of responsibilities and client service and satisfaction are taken into consideration.

The portfolio manager has the following ownership in Portfolios of the Fund:

Maxim Aggressive Profile II Portfolio – between [$50,001 - $100,000]

Maxim Index 600 Portfolio – between [$10,001 - $50,000]

MAXIM MONEY MARKET, MAXIM U.S. GOVERNMENT SECURITIES, MAXIM SHORT DURATION BOND, AND MAXIM BOND INDEX PORTFOLIOS

The Maxim Money Market Portfolio, Maxim U.S. Government Securities Portfolio, Maxim Short Duration Bond Portfolio, and Maxim Bond Index Portfolio are managed by an internal investment management team headed by Catherine Tocher, who is supported by Bruce Masters and Thone Gdovin.

Ms. Tocher has served as manager of the Maxim Money Market Portfolio since 2000, the Maxim U.S. Government Securities Portfolio since 1993, the Maxim Short Duration Bond Portfolio since 2003, and the Maxim Bond Index Portfolio since 2004.

In addition to the Maxim portfolios managed by her, as of December 31, 2008, Ms. Tocher manages ___ other pooled investment vehicles with assets totaling $______ and ___ other accounts with assets totaling $______. None of these accounts have performance-based fees.

MCM is not aware of any material conflicts of interest that may arise in connection with the portfolio manager's management of the Portfolios and the investments of the other accounts included above. MCM has adopted trading policies and procedures that address aggregation or blocking of client transactions, brokerage and trade allocation which MCM believes address potential conflicts associated with managing multiple accounts for multiple clients.

Portfolio manager compensation is provided pursuant to an administrative services agreement between MCM and GWL&A. Compensation consists of a base salary and a performance bonus. As well, the portfolio manager may be eligible for equity incentives in the form of stock options in Great-West Lifeco Inc. and may participate in employee benefits programs sponsored by GWL&A that include a 401(k) plan as well as one or more non-qualified deferred compensation plans. Finally, the portfolio manager is also a participant in the defined benefit plan sponsored by GWL&A.

Senior management conducts annual performance reviews prior to making compensation decisions. Key criteria include the extent to which the manager has worked effectively alone and within a team for services provided to the Fund as well as to other MCM clients and to GWL&A. Investment results, tenure, level or responsibilities and client service and satisfaction are taken into consideration.

The portfolio manager has the following ownership in Portfolios of the Fund:

Catherine Tocher

Maxim Conservative Profile II Portfolio - between [$10,001 - $50,000]

Maxim Bond Index Portfolio - between [$1 and $10,000]

Maxim U.S. Government Securities Portfolio - between [$1 and $10,000]

Maxim Moderate Profile II Portfolio – between [$101,001 - $125,000]

For the past three fiscal years, MCM was paid a fee for its services to the Fund as follows:

Portfolio	2008	2007	2006
Maxim Money Market		$1,751,567	$1,547,538
Maxim Stock Index		$2,977,175	$3,022,613
Maxim Bond Index		$963,740	$730,466
Maxim U.S. Government Securities		$2,215,839	$1,638,084
Maxim Index 600		$1,715,159	$1,469,002
Maxim Bernstein International Equity		$3,684,959	$3,288,870
Maxim Ariel Small-Cap Value		$5,694,092	$5,808,848
Maxim Ariel MidCap Value		$5,272,516	$4,597,958
Maxim Loomis Sayles Bond		$3,335,753	$2,792,706
Maxim Loomis Sayles Small-Cap Value		$2,846,168	$2,427,499
Maxim T. Rowe Price Equity/Income		$8,603,886	$7,513,612
Maxim Small-Cap Value

Maxim MidCap Value
Maxim Small-Cap Growth	$1,116,981	$1,042,997
Maxim Invesco ADR	$2,827,332	$2,595,082
Maxim Short Duration Bond	$204,996	$181,942
Maxim T. Rowe Price MidCap Growth	$4,722,163	$4,193,345
Maxim Aggressive Profile I	$327,777	$253,667
Maxim Moderately Aggressive Profile I	$713,481	$556,751
Maxim Moderate Profile I	$738,630	$610,504
Maxim Moderately Conservative Profile I	$163,107	$133,658
Maxim Conservative Profile I	$118,301	$101,897
Maxim Global Bond	$2,114,681	$3,229,884
Maxim High Yield Bond	$1,875,545	$1,658,673
Maxim Federated Bond	$1,294,388	$845,498
Maxim MFS International Growth	$2,636,803	$2,481,593
Maxim Janus Large Cap Growth	$3,954,522	$3,528,134
Maxim S&P 500 Index® Portfolio	$5,052,200	$4,308,707
Maxim Aggressive Profile II	$795,070	$743,692
Maxim Moderately Aggressive Profile II	$95,039	$86,308
Maxim Moderate Profile II	$1,123,923	$1,086,589
Maxim Moderately Conservative Profile II	$26,248	$20,626
Maxim Conservative Profile II	$226,245	$214,845

Sub-Advisory Fees

For the past three fiscal years, the Sub-Advisers were paid fees for their services to the Fund as follows:

Portfolio	2008	2007	2006
Maxim Bernstein International EquityÄ		$1,882,827	$1,705,522
Maxim Ariel Small-Cap Value		$1,445,835	$1,474,450
Maxim Ariel MidCap Value		$1,790,231	$1,577,433
Maxim Loomis Sayles Bond		$1,112,319	$931,286
Maxim Loomis Sayles Small-Cap Value		$971,485	$846,387
Maxim T. Rowe Price Equity/Income		$4,014,106	$3,539,248
Maxim T. Rowe Price MidCap Growth		$2,361,715	$2,097,384
Maxim Small-Cap Growth+		$470,332	$439,369
Maxim MFS International Growth		$768,966	$723,622
Maxim Invesco ADR		$1,225,548	$1,163,008
Maxim Global Bond++		$471,317	$708,400
Maxim High Yield Bond#		$682,159	$603,514
Maxim Janus Large Cap Growth		$1,818,877	$1,637,388
Maxim Stock Index		$99,220	$100,747
Maxim Index 600		$57,169	$48,989
Maxim S&P 500 Index®		$168,447	$143,665
Maxim Federated Bond		$252,120	$174,985
Maxim Small-Cap Value
Maxim MidCap Value

# Beginning August 2, 2004, Salomon Brothers Asset Management Inc. began serving as Sub-Adviser to the Portfolio, which was renamed Maxim Salomon Brothers High Yield Bond Portfolio. Western Asset Management Company now serves as Sub-Adviser to the Portfolio (renamed Maxim High Yield Bond Portfolio), pursuant to a subsequent agreement entered into as of December 12, 2006.

Payment of Expenses

MCM provides investment advisory services and pays all compensation of and furnishes office space for its officers and employees connected with investment and economic research, trading and investment management of the Fund, as well as the fees of all Directors of the Fund who are affiliated persons of MCM or any of its affiliates.

Expenses that are borne directly by the Fund include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, Rule 12b-1 fees, charges of the custodian, Independent Directors' fees, legal expenses, state franchise taxes, costs of auditing services, costs of printing proxies and stock certificates, SEC fees, advisory fees, certain insurance premiums, costs of corporate meetings, costs of maintenance of corporate existence, investor services (including allocable telephone and personnel expenses), extraordinary expenses, and other expenses properly payable by the Fund. Accounting services are provided for the Fund by MCM and the Fund reimburses MCM for its costs in connection with such services. The amounts of such expense reimbursements for the Fund's fiscal years ended December 31, 2008, 2007 and 2006 were $_____, $_____ and $_____ respectively. Depending upon the nature of the lawsuit, litigation costs may be borne by the Fund.

MCM has agreed to pay any expenses which exceed an annual rate (including the management fee) of 0.95% of the average daily net assets of the Maxim T. Rowe Price Equity/Income Portfolio; 1.05% of the average daily net asset of the Maxim T. Rowe Price MidCap Growth Portfolio; 1.10% of the average daily net assets of the Maxim Ariel MidCap Value and Maxim Small-Cap Growth Portfolios; 1.30% of the average daily net assets of the Maxim Loomis Sayles Small-Cap Value Portfolio; 1.35% of the average daily net assets of the Maxim Ariel Small-Cap Value Portfolio; 1.30% of the average daily net assets of the Maxim Invesco ADR Portfolio; and 1.20% of the average daily net assets of the Maxim Bernstein International Equity Portfolio.

With respect to the Profile Portfolios and Target Date Portfolios investing in underlying Putnam Funds or funds advised by an entity other than MCM or its affiliates ("unaffiliated funds"), MCM will arrange for the Fund to be included within a class of investors entitled not to pay sales charges by purchasing shares of the Putnam Funds or unaffiliated funds. All other charges, including redemption fees, exchange fees, administrative fees, or distribution fees associated with a particular class are born by the Profile Portfolios and Target Date Portfolios and will not be waived. You may indirectly bear a proportionate share of the fees and expenses of such Underlying Portfolios, including Rule 12b-1 distribution fees for unaffiliated funds.

A redemption fee is imposed by an underlying fund upon a request to redeem shares of such fund within a certain period of time. The fee is payable to the underlying Putnam Fund or unaffiliated fund. Accordingly, if you were to invest indirectly in an underlying Putnam Fund or unaffiliated fund through a Profile Portfolio or Target Date Portfolio, and request a redemption from the Profile Portfolio or Target Date Portfolio before the expiration of the redemption fee period in the Putnam Fund or unaffiliated fund, the Profile Portfolio or Target Date Portfolio may bear a redemption fee.

Principal Underwriter

Effective March 31, 2006, the Fund entered into a principal underwriting agreement with GWFS Equities, Inc. (“GWFS Equities”), 8515 East Orchard Road, Greenwood Village, Colorado 80111. GWFS Equities replaced Greenwood Investments, LLC as principal underwriter for the Fund. GWFS Equities is an affiliate of MCM and is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and a member of the Financial Industry Regulatory Authority. The principal underwriting agreement calls for GWFS Equities to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the Funds, which are continuously offered at net asset value. Prior to March 31, 2006, Greenwood Investments, LLC served as principal underwriter for the Fund. The principal underwriter did not retain any underwriting commissions during the last three fiscal years.

Compensation received by principal underwriter during the Fund's last fiscal year:

Name of	Underwriting	Compensation
Principal	Discounts and	on Redemptions	Brokerage	Other
Underwriter	Commissions	and Repurchases	Commissions	Compensation

GWFS Equities	-0-	-0-	-0-	-0-

Distribution Plan

The Target Date Portfolios have adopted a distribution or "Rule 12b-1" plan ("Distribution Plan" or "Rule 12b-1 Plan") for its Class T1 shares. The plan allows the Class T1 shares of the Target Date Portfolios to compensate the Distributor for distribution of Class T1 shares and for providing or arranging for the provision of services to Class T1 shareholders. Such fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class T1 shares of the Target Date Portfolio and/or for providing or arranging for the provision of services to the Target Date Portfolios’ Class T1 shareholders (including sponsors of qualified plans).

The Distribution Plan provides for a maximum fee equal to an annual rate of 0.10% (expressed as a percentage of average daily net assets of the Class T1 shares of the Target Date Portfolio). Because these fees are paid out of Class T1's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the terms of the Distribution Plan, it continues from year to year with respect to each Target Date Portfolio, provided its continuance is approved annually by votes cast in person at a meeting of the majority of both (a) the Board with respect to the Target Date Portfolio and (b) those directors of the Fund who are not “interested persons” of the Fund (as defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Distribution Plan or any agreements related to it (“Independent Plan Directors”).  The Distribution Plan may not be amended with respect to any Target Date Portfolio to increase materially the maximum amount of the distribution and/or service fees unless such amendment is approved by a majority of the outstanding voting Class T1 shares of the relevant Target Date Portfolio which has voting rights with respect to the Distribution Plan.  No material amendment to the Distribution Plan shall be made unless approved as described above with respect to the annual continuance of the Plan.  The Distribution Plan may be terminated at any time with respect to any Target Date Portfolio by vote of a majority of the Independent Plan Directors, or by the vote of a majority of the outstanding voting Class T1 shares of the relevant Target Date Portfolio.  As required by the Distribution Plan, the Distributor will provide the Board quarterly reports of amounts expended under the Plan and the purpose for such expenditures.

[The Directors, including a majority of Independent Plan Directors, approved the Distribution Plan by votes cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Directors have determined that the Distribution Plan is reasonably likely to benefit each Target Date Portfolios and the Class T1 shareholders of each Target Date Portfolio.]

The Distribution Plan provides that to the extent that any investment management and administration fees paid by a Target Date Portfolio might be considered as indirectly financing any activity which is primarily intended to result in the sale of the Target Date Portfolio's shares, the payment by the Target Date Portfolio of such fees is authorized under the Distribution Plan.

The Distributor has entered into, and will enter into, from time to time, agreements with selected broker/dealers and other financial intermediaries (collectively, "financial intermediaries") pursuant to which such financial intermediaries will provide certain services in connection with distributing, selling, or supporting the sale of Class T1 shares and/or providing services to shareholders of the Target Date Portfolios' Class T1 shares.

The Class T1 shares were first offered with the Target Date Portfolios as of the date of this SAI.

Administrative Services Agreement

Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5) notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee. The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund. For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios.

Services Agreement

Effective May 1, 2008, MCM entered into a Services Agreement with Mercer HR Services, LLC (“Mercer”), pursuant to which Mercer will provide recordkeeping and administrative services to certain owners of variable contracts or participants of qualified retirement plans who invest their assets in Portfolios of the Fund for which Mercer serves as recordkeeper. For the services rendered by it pursuant to the Administrative Services Agreement, Mercer will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which Mercer provides services.

Profile Portfolio Services Agreement

GWFS entered into a Services Agreement with its affiliates, Putnam Mutual Funds Corp. (“PMF”), principal underwriter of the Putnam Funds, and Putnam Management, investment adviser of the Putnam Funds (collectively, “Putnam”), pursuant to which GWFS will provide certain distribution and other services to Putnam with regard to each Putnam Fund that is an Underlying Portfolio in a Profile Portfolio.  For services rendered and expenses incurred pursuant to the Services Agreement, Putnam will pay GWFS a fee ranging from 0.25% to 0.60% of the average daily net asset value of the shares of each Putnam Fund that is an Underlying Portfolio in a Profile Portfolio.

529 Plan Services Agreement

GWFS and MCM anticipate entering into a Services Agreement with its affiliate, Putnam Investor Services, Inc. (“Putnam”), who provides certain administrative and recordkeeping services as agent for the sponsor of college savings programs under Section 529 of the Internal Revenue Code of 1986, as amended (the “529 Plan”). Under the Services Agreement Putnam will provide certain recordkeeping and administrative services to the Fund with regard to each Portfolio that is sold as an investment option in the Plan. For services rendered and expenses incurred pursuant to the Services Agreement, GWFS will pay Putnam a fee of 0.20% of the average daily net asset value of the share of each Portfolio that is sold in the 529 Plan.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG") may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Target Date Portfolios. The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Target Date Portfolios on a recommended or preferred list, and/or access to an intermediary's personnel and other factors. Such payments are paid from GFG's legitimate profits and other financial resources (not from the Target Date Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. GFG does not make an independent assessment of the cost of the services provided. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Target Date Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, are not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Target Date Portfolio or affiliated funds. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the direction of the Board of Directors, MCM, or a Sub-Adviser for those Portfolios which are managed on a day-to-day basis by a Sub-Adviser, is primarily responsible for placement of the Fund's portfolio transactions, including the selection of brokers and dealers through or with which transactions are executed. Neither MCM nor any Sub-Adviser has an obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities. In placing orders, it is the policy of the Fund to seek to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While MCM and the Sub-Advisers generally will seek reasonably competitive commissions, the policy of the Fund of seeking to obtain the most favorable net results means the Portfolios will not necessarily pay the lowest spread or commission available.

Transactions on U.S. futures and stock exchanges are effected through brokers acting on an agency basis and involve the payment of negotiated brokerage commissions. Commissions vary among different brokers and dealers, which may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which may be higher than those for negotiated commission transactions in the U.S. Transactions in over-the-counter equities and most fixed income instruments, including U.S. government securities, generally are effected with dealers acting as principal on a “net” basis not involving the payment of brokerage commissions. Prices for such over-the-counter transactions with dealers acting as principal usually include an undisclosed "mark-up" or “mark down” (sometimes called a “spread”) that is retained by the dealer effecting the trade. Recently, several dealers have begun trading over-the-counter securities on a disclosed fee basis, resulting in payment by the Fund of a separately identifiable and disclosed fee similar to the commissions paid brokers acting on an agency basis. The cost of securities purchased from an underwriter or from a dealer in connection with an underwritten offering usually includes a fixed commission (sometimes called an “underwriting discount” or “selling concession”) which is paid by the issuer to the underwriter or dealer.

In selecting brokers and dealers through which to effect portfolio transactions for the Fund, MCM and the Sub-Advisers may give consideration for investment research information or services provided to them by brokers and dealers, and cause the Fund to pay commissions to such brokers or dealers furnishing such services which are in excess of commissions which another broker or dealer may have charged for the same transaction. Such investment research information or services ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector, compilations of company or security data, attendance at conferences or seminars on investment topics, and may also include subscriptions to financial periodicals, and computerized news, financial information, quotation and communication systems, including related computer hardware and software, used in making or implementing investment decisions. Some investment research information or services may be used by MCM or a Sub-Adviser both for investment research purposes and for non-research purposes, such as for presentations to prospective investors or reports to existing clients regarding their portfolios. Where MCM or a Sub-Adviser uses such information or services for both research and non-research purposes, it makes a good faith allocation of the cost of such information or service between the research and non-research uses. The portion of the cost of the information or service allocable to the non-research use is paid by MCM or the Sub-Adviser, as the case may be, while the portion of the cost allocable to research use may be paid by the direction of commissions paid on Fund portfolio transactions to the broker or dealer providing the information or service.

The Fund has entered into an arrangement with BNY Brokerage Inc. (“BNY Brokerage”) under which it will direct certain of its Sub-Advisers to effect brokerage transactions through BNY Brokerage, provided such transactions can be effected in a manner consistent with the Fund’s policy of seeking to obtain the most favorable net results. When a participating portfolio uses BNY Brokerage to effect a transaction, BNY Brokerage will rebate a percentage of the net commissions paid to it for the transaction back to the Portfolio that requested the transaction (the “Commission Recapture Arrangement”). All commissions paid to BNY Brokerage upon which the rebate percentages are calculated will be based upon normal institutional commission rates, or rates which are otherwise negotiated by the Fund or a Sub-Adviser. The following Portfolios participate in the Fund’s Commission Recapture Arrangement with BNY Brokerage: Maxim Janus Large Cap Growth Portfolio; Maxim MFS International Growth Portfolio; Maxim Bernstein International Equity Portfolio; Maxim Ariel MidCap Value Portfolio; Maxim Ariel Small-Cap Value Portfolio; Maxim Loomis Sayles Small-Cap Value Portfolio; Maxim T. Rowe Price Equity/Income Portfolio; Maxim Small-Cap Growth Portfolio; Maxim INVESCO ADR Portfolio; Maxim T. Rowe Price MidCap Growth Portfolio; Maxim Federated Bond Portfolio, Maxim Small-Cap Value Portfolio and Maxim MidCap Value Portfolio.

MCM and the Sub-Advisers may use any investment research information or services obtained through the direction of commissions on portfolio transactions of the Fund in providing investment advice to any or all of their other investment advisory accounts, and may use such information in managing their own accounts. The use of particular investment research information or services is not limited to, and may not be used at all in making investment decisions for, the portfolio of the Fund the transactions of which are directed to the broker or dealer providing the investment research information or services.

If in the best interests of both one or more Portfolios and other MCM client accounts, MCM may, to the extent permitted by applicable law, but need not, aggregate the purchases or sales of securities for these accounts to obtain favorable overall execution. When this occurs, MCM will allocate the securities purchased and sold and the expenses incurred in a manner that it deems equitable to all accounts. In making this determination, MCM may consider, among other things, the investment objectives of the respective client accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally, and the opinions of persons responsible for managing the Portfolios and other client accounts. The use of aggregated transactions may adversely affect the size of the position obtainable for the Portfolios, and may itself adversely affect transaction prices to the extent that it increases the demand for the securities being purchased or the supply of the securities being sold.

No brokerage commissions have been paid by the Maxim Money Market, Maxim Bond Index, Maxim U.S. Government Securities, Maxim Short Duration Bond, Maxim High Yield Bond, the Maxim Profile Portfolios, and the Target Date Portfolios for the years ended December 31, 2006 through December 31, 2008. For the years 2006, 2007 and 2008 the Portfolios paid commissions as follows:

Portfolio	2008	2007	2006
Maxim Stock Index		$16,093	$28,667
Maxim Bernstein International Equity		$293,016	$431,117
Maxim Index 600		$19,497	$24,684
Maxim Ariel Small-Cap Value		$377,750	$482,364
Maxim Ariel MidCap Value		$388,592	$270,781
Maxim Loomis Sayles Small-Cap Value		$380,817	$380,383
Maxim T. Rowe Price Equity/Income		$310,313	$295,001
Maxim Small-Cap Growth		$340,360	$496,055
Maxim Invesco ADR		$205,400	$225,541
Maxim Loomis Sayles Bond		$2,145	$1,830
Maxim T. Rowe Price MidCap Growth		$251,494	$296,726
Maxim MFS International Growth		$260, 671	$453,984
Maxim Janus Large Cap Growth		$217,137	$232,780
Maxim S&P 500 Index®		$31,255	$26,885
Maxim Global Bond		$----------	$----------
Maxim Federated Bond		$6,834	$----------
Maxim Small-Cap Value
Maxim MidCap Value

Portfolio Turnover

The turnover rate for each Portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average value of portfolio securities owned by the Portfolio during the fiscal year. In computing the portfolio turnover rate, certain U.S. government securities (long-term for periods before 1986 and short-term for all periods) and all other securities, the maturities or expiration dates of which at the time of acquisition are one year or less, are excluded.

There are no fixed limitations regarding the portfolio turnover of the Portfolios. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Securities initially satisfying the basic policies and objectives of each Portfolio may be disposed of when appropriate in MCM's judgment.

With respect to any Portfolio, a higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Portfolio and, thus, indirectly by its shareholders. Higher portfolio turnover may also increase a shareholder's current tax liability for capital gains by increasing the level of capital gains realized by a Portfolio.

Based upon the formula for calculating the portfolio turnover rate, as stated above, the portfolio turnover rate for each Portfolio (other than the Maxim Money Market Portfolio) for 2008 and 2007 is as follows

Portfolio	2008	2007
Maxim Money Market		--------
Maxim Stock Index		7.70%
Maxim Bond Index		21.07%
Maxim U.S. Government Securities*		75.00%
Maxim Index 600		27.54%
Maxim High Yield Bond		73.83%
Maxim Janus Large Cap Growth		33.36%

Maxim MFS International Growth	37.04%
Maxim Federated Bond	55.74%
Maxim Bernstein International Equity	37.63%
Maxim S&P 500 Index®	11.84%
Maxim Ariel MidCap Value	32.95%
Maxim Ariel Small-Cap Value	27.88%
Maxim Loomis Sayles Small-Cap Value	57.99%
Maxim Loomis Sayles Bond	28.34%
Maxim T. Rowe Price Equity/Income	27.61%
Maxim Small-Cap Value
Maxim MidCap Value
Maxim Small-Cap Growth	134.85%
Maxim Invesco ADR Portfolio	32.02%
Maxim Short Duration Bond	37.95%
Maxim T. Rowe Price MidCap Growth	34.98%
Maxim Global Bond	33.83%
Maxim Conservative Profile I	21.14%
Maxim Moderately Conservative I	20.09%
Maxim Moderate Profile I	14.43%
Maxim Moderately Aggressive Profile I	19.00%
Maxim Aggressive Profile I	11.10%
Maxim Conservative Profile II	27.31%
Maxim Moderately Conservative II	61.31%
Maxim Moderate Profile II	23.43%
Maxim Moderately Aggressive Profile II	41.74%
Maxim Aggressive Profile II	17.27%

*Pursuant to a reorganization effective July 15, 2006, Maxim U.S. Government Securities Portfolio merged with and into Maxim U.S. Government Mortgage Securities Portfolio, which upon effectiveness of the reorganization was renamed Maxim U.S. Government Securities Portfolio. The historical investment performance illustrated is for Maxim U.S. Government Securities Portfolio, formerly known as Maxim U.S. Government Mortgage Securities Portfolio.

PURCHASE AND REDEMPTION OF SHARES

As of December 31, 2008, the outstanding shares of the Fund were presently held of record by Maxim Series Account, Pinnacle Series Account, Retirement Plan Series Account, FutureFunds Series Account, FutureFunds II Series Account and Qualified Series Account, COLI VUL-7 Series Account, COLI VUL-2 Series Account and COLI VUL-4 Series Account of GWL&A, by TNE Series (k) Account of New England Life Insurance Company, and by FutureFunds II Series Account, COLI VUL-2 Series Account, COLI VUL-4 Series Account and COLI VUL-7 Series Account of First Great-West Life & Annuity Insurance Company, by certain qualified retirement plans and by GWL&A, which provided the initial capitalization for certain Portfolios.

The following tables list the name and percentage of ownership of each person who owned of record 5% or more of the shares of any Portfolio, as of December 31, 2008. The address of each Series Account owner, each Maxim Profile Portfolio owner included herein and for GWL&A is: 8515 E. Orchard Road, Greenwood Village, Colorado 80111. The address of Detroit Medical Center is: 3663 Woodward Avenue, Suite 200, Detroit, Michigan 48201. The address for Watlow Electric is 12001 Lackland Road, St. Louis, Missouri 63146. The address for Super Stores Industries is 2800 W. March Lane, Suite 210, Stockton, California 95219. As a group, the officers and Directors of the Fund owned less than 1% of the Fund’s equity securities.

Maxim Money Market Portfolio

Record Owner	Percentage
FutureFunds Series Account
FutureFunds II Series Account
TNE Series (K) Account
Detroit Medical Center

Maxim Bernstein International Equity Portfolio

Record Owner	Percentage
FutureFunds II Series Account
Maxim Aggressive Profile II Portfolio
FutureFunds Series Account
Maxim Moderate Profile II Portfolio

Maxim Stock Index Portfolio

Record Owner	Percentage
FutureFunds Series Account
FutureFunds II Series Account

Maxim Bond Index Portfolio

Record Owner	Percentage
FutureFunds II Series Account
FutureFunds Series Account

Maxim U.S. Government Securities Portfolio

Record Owner	Percentage
FutureFunds II Series Account
Maxim Moderate Profile II Portfolio
FutureFunds Series Account
Maxim Conservative Profile II Portfolio
Maxim Moderate Profile I Series Account

Maxim Index 600 Portfolio

Record Owner	Percentage
FutureFunds II Series Account
FutureFunds Series Account

Maxim Ariel Small-Cap Value Portfolio

Record Owner	Percentage
FutureFunds II Series Account
FutureFunds Series Account
Maxim Aggressive Profile II Portfolio
Maxim Moderate Profile II Portfolio

Maxim Loomis Sayles Bond Portfolio

Record Owner	Percentage
FutureFunds II Series Account
FutureFunds Series Account

Maxim Loomis Sayles Small-Cap Value Portfolio

Record Owner	Percentage
FutureFunds II Series Account
Maxim Aggressive Profile II Portfolio
Maxim Moderate Profile II Portfolio
Maxim Moderate Profile I Portfolio

Maxim Small-Cap Growth Portfolio

Record Owner	Percentage
Maxim Aggressive Profile II Portfolio
FutureFunds Series Account
FutureFunds II Series Account
Maxim Moderately Aggressive Profile I Portfolio
Maxim Aggressive Profile I Portfolio

Maxim T. Rowe Price Equity/Income Portfolio

Record Owner	Percentage
FutureFunds II Series Account
Maxim Moderate Profile II Portfolio
FutureFunds Series Account
Maxim Aggressive Profile II Portfolio

Maxim Ariel MidCap Value Portfolio

Record Owner	Percentage
Maxim Aggressive Profile II Portfolio
Maxim Moderate Profile II Portfolio
FutureFunds II Series Account
FutureFunds Series Account
Maxim Moderate Profile I Portfolio
Maxim Moderately Aggressive Profile I Portfolio

Maxim Invesco ADR Portfolio

Record Owner	Percentage
Maxim Aggressive Profile II Portfolio
FutureFunds II Series Account
Maxim Moderate Profile II Portfolio
Maxim Moderately Aggressive Profile I Portfolio
FutureFunds Series Account
Maxim Moderate Profile I Portfolio

Maxim Short Duration Bond Portfolio

Record Owner	Percentage
Maxim Conservative Profile II Portfolio
FutureFunds II Series Account
Maxim Conservative Profile I Portfolio

Maxim Janus Large Cap Growth

Record Owner	Percentage
Maxim Moderate Profile II Portfolio
Maxim Aggressive Profile II Portfolio
FutureFunds II Series Account
Maxim Moderate Profile I Portfolio
Maxim Moderately Aggressive Profile I Portfolio

Maxim High Yield Bond

Record Owner	Percentage
Maxim Moderate Profile II Portfolio
Maxim Conservative Profile II Portfolio
FutureFunds II Series Account
Maxim Moderate Profile I Portfolio
Maxim Moderately Aggressive Profile I Portfolio

Maxim MFS International Growth

Record Owner	Percentage
Maxim Aggressive Profile II Portfolio
Maxim Moderate Profile II Portfolio
FutureFunds II Series Account
Maxim Moderately Aggressive Profile I Portfolio
Maxim Moderate Profile I Portfolio
Maxim Aggressive Profile I Portfolio

Maxim Federated Bond Portfolio

Record Owner	Percentage
Maxim Moderate Profile II Portfolio
Maxim Conservative Profile II Portfolio
FutureFunds II Series Account
Maxim Moderate Profile I Portfolio
Maxim Moderately Conservative Profile I Portfolio

Maxim T. Rowe Price MidCap Growth Portfolio

Record Owner	Percentage
FutureFunds II Series Account
FutureFunds Series Account
Maxim Aggressive Profile II Portfolio
Maxim Moderate Profile II Portfolio

Maxim S&P 500 Index® Portfolio

Record Owner	Percentage
FutureFunds II Series Account

Maxim Global Bond Portfolio

Record Owner	Percentage

Maxim Moderate Profile II Portfolio
FutureFunds II Series Account
Maxim Moderate Profile I Portfolio
Maxim Moderately Aggressive Profile I Portfolio
Maxim Conservative Profile II Portfolio

Maxim Small-Cap Value Portfolio

Record Owner	Percentage

Maxim MidCap Value Portfolio

Record Owner	Percentage

Maxim Aggressive Profile I Portfolio

Record Owner	Percentage
FutureFunds Series Account

Maxim Moderately Aggressive Profile I Portfolio

Record Owner	Percentage
FutureFunds Series Account

Maxim Moderate Profile I Portfolio

Record Owner	Percentage
FutureFunds Series Account

Maxim Moderately Conservative Profile I Portfolio

Record Owner	Percentage
FutureFunds Series Account

Maxim Conservative Profile I Portfolio

Record Owner	Percentage
FutureFunds Series Account
COLI VUL-7 Series Account

Maxim Aggressive Profile II Portfolio

Record Owner	Percentage
FutureFunds II Series Account
TNE Series (k) Account

Maxim Moderately Aggressive Profile II Portfolio

Record Owner	Percentage
FutureFunds II Series Account
TNE Series (K) Account
Detroit Medical Center
Watlow Electric
Super Stores Industries

Maxim Moderate Profile II Portfolio

Record Owner	Percentage
FutureFunds II Series Account
TNE Series (K) Account
Detroit Medical Center

Maxim Moderately Conservative Profile II Portfolio

Record Owner	Percentage
FutureFunds II Series Account
TNE Series (K) Account
Detroit Medical Center

Maxim Conservative Profile II Portfolio

Record Owner	Percentage
FutureFunds II Series Account
TNE Series (K) Account

INVESTMENT PERFORMANCE

The Portfolios may quote measures of investment performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns.

Maxim Money Market Portfolio

In accordance with regulations prescribed by the SEC, the Fund is required to compute the Money Market Portfolio's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation but not investment income) in the value of a hypothetical account having a balance of one share of the Money Market Portfolio at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis by multiplying the base period return by (365/7).

The SEC also permits the Fund to disclose the effective yield of the Money Market Portfolio for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the annualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The

Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Portfolio, the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

For the seven day period ending December 31, 2008, the Money Market Portfolio’s 7-day yield was ____% and its effective yield was ____%.

Other Portfolios

Standardized Average Annual Total Return Quotations. Average annual total return quotations for shares of a Portfolio are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

P(I+T)[n] = ERV

Where:	P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
n	=	number of years
ERV	= ending redeemable value of the hypothetical $ 1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

The computation above assumes that all dividends and distributions made by a Portfolio are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

One of the primary methods used to measure performance is "total return." Total return will normally represent the percentage change in value of a Portfolio, or of a hypothetical investment in a Portfolio, over any period up to the lifetime of the Portfolio. Unless otherwise indicated, total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period.

Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration.

Each Portfolio's average annual total return quotations and yield quotations as they may appear in the Prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC.

Each Portfolio may also publish its distribution rate and/or its effective distribution rate. A Portfolio's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Portfolio's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Portfolio's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Portfolio's last monthly distribution. A Portfolio's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short- term capital gain actually earned by the Portfolio during the month.

Other data that may be advertised or published about each Portfolio include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

Standardized Yield Quotations. The yield of a Portfolio is computed by dividing the Portfolio's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share on the last day of such base period in accordance with the following formula:

2[( a - b + 1 )6 - 1 ]

(cd)

Where:	a =	net investment income earned during the period
b =	net expenses accrued for the period
c =	the average daily number of shares outstanding during the period that were entitled to receive dividends
d =	the maximum offering price per share

Net investment income will be determined in accordance with rules established by the SEC.

Calculation of Total Return. Total return is a measure of the change in value of an investment in a Portfolio over the time period covered . In calculating total return, any dividends or capital gains distributions are assumed to have been reinvested in the Portfolio immediately rather than paid to the investor in cash. The formula for total return includes four steps (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Portfolio all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of they hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Portfolio has not been in existence for at least ten years.

FORMULA:	P(1+T) to the power of N = ERV

WHERE:	T =	Average annual total return

N =   The number of years including portions of years where applicable for which the performance is being measured

ERV =Ending redeemable value of a hypothetical $1,000 payment made at the inception of the portfolio

P =    Opening redeemable value of a hypothetical $1,000 payment made at the inception of the portfolio

The above formula can be restated to solve for T as follows:

T =	[(ERV/P) to the power of 1/N]-1

Performance Comparisons

Each Portfolio may from time to time include its yield and/or total return in advertisements or in information furnished to present or prospective shareholders. Each Portfolio may include in such advertisements the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, Inc., relevant indices and Donoghue Money Fund Report as having the same or similar investment objectives.

The manner in which total return and yield will be calculated for public use is described above. The table in the Prospectus under the heading "Performance Related Information," summarizes the calculation of total return and yield for each Portfolio, where applicable, through December 31, 2008.

DIVIDENDS AND TAXES

The following is only a summary of certain tax considerations generally affecting a Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning or legal advice from a qualified tax advisor.

Qualification as a Regulated Investment Company

The Internal Revenue Code of 1986, as amended (the "Code"), provides that each investment portfolio of a series investment company is to be treated as a separate corporation. Accordingly, each Portfolio will seek to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, a Portfolio will not be subject to federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and net realized capital gain (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. A Portfolio will be subject to tax at regular corporate rates on any income or gains that it does not distribute. Distributions by a Portfolio made during the taxable year or, under specified circumstances, within one month after the close of the taxable year, will be considered distributions of income and gains during the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"). A Portfolio is also subject to certain investment diversification requirements in order to be taxed as a RIC. Each Portfolio intends to comply with the investment diversification requirements of Code Section 817(h) so that variable insurance contract holders that have chosen a Portfolio as an investment option under their contracts will continue to qualify for tax deferral. For a discussion of the tax treatment of the variable contracts and holders thereof, see the discussion of federal income tax consideration included in the prospectus for the contracts.

Certain debt securities purchased by a Portfolio (such as zero-coupon bonds) may be treated for federal income tax purposes as having original issue discount. Original issue discount, generally defined as the excess of the stated redemption price at maturity over the issue price, is treated as interest for federal income tax purposes. Whether or not a Portfolio actually receives cash, it is deemed to have earned original issue discount income that is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of a Portfolio each year is determined on the basis of a constant yield to maturity that takes into account the compounding of accrued interest.

In addition, a Portfolio may purchase debt securities at a discount that exceeds any original issue discount that remained on the securities at the time a Portfolio purchased the securities. This additional discount represents market discount for income tax purposes. Treatment of market discount varies depending upon the maturity of the debt security and the date on which it was issued. For a debt security issued after July 18, 1984 having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless a Portfolio elects for all its debt securities having a fixed maturity date of more than one year from the date of issue to include market discount in income in taxable years to which it is attributable). Generally, market discount accrues on a daily basis. For any debt security issued on or before July 18, 1984 (unless a Portfolio makes the election to include market discount in income currently), or any debt security having a fixed maturity date of not more than one year from the date of issue, the gain realized on disposition will be characterized as long-term or short-term capital gain depending on the period a Portfolio held the security. A Portfolio may be required to capitalize, rather than deduct currently, part or all of any net direct interest expense on indebtedness incurred or continued to purchase or carry any debt security having market discount (unless a Portfolio makes the election to include market discount in income currently).

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the current and accumulated earnings and profits of a Portfolio. In such event, such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

If a Portfolio were to fail to qualify as a RIC for one or more taxable years, the Portfolio could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Portfolio had distributed to the Portfolio's shareholders a taxable dividend equal to the full amount of any earnings and profits (less the interest charge mentioned below, if applicable) attributable to such period. A Portfolio might also be required to pay to the U.S. Internal Revenue Service interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and U.S. Treasury regulations, if the Portfolio should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Portfolio may be subject to tax on the excess (if any) of the fair market value of the Portfolio's assets over the Portfolio's basis in such assets, as of the day immediately before the first taxable year for which the Portfolio seeks to requalify as a RIC.

If a Portfolio determines that it will not qualify as a RIC under Subchapter M of the Code, the Portfolio will establish procedures to reflect the anticipated tax liability in the Portfolio's net asset value.

Excise Tax on Regulated Investment Companies

The Portfolios intend to make sufficient distributions or deemed distributions of their ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax that applies to a regulated investment company that fails to distribute specified percentages of its ordinary taxable income and capital gain net income. However, investors should note that the Portfolios may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on our understanding of the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the discussion expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

OTHER INFORMATION

Description of Shares

Shares of beneficial interest of the Fund are redeemable at their net asset value at the option of the shareholder or at the option of the Fund in certain circumstances. The Fund allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Portfolio. These assets constitute the underlying assets of each Portfolio, are segregated on the Fund's books of account, and are charged with the expenses of such Portfolio and its respective classes. The Fund allocates any general expenses of the Fund not readily identifiable as belonging to a particular Portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors. Each Portfolio (other than the Target Date Portfolios) offers one class of shares. Each Target Date Portfolio offers T Class and T1 Class shares. Each share of each Portfolio represents an equal proportionate interest in that Portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such Portfolio as are declared by the Board. Each Target Date Portfolio offers two separate classes of shares: Class T shares and Class T1 shares. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the Portfolio allocable to such class. Additional classes of shares may be authorized in the future.

Voting Rights

The shares of the Portfolios have no preemptive or conversion rights. Shares are fully paid and nonassessable. The Fund or any Portfolio may be terminated upon the sale of its assets to another investment company (as defined in the 1940 Act), or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Fund or the Portfolios. If not so terminated, the Fund or the Portfolios (as defined under the 1940 Act) will continue indefinitely.

Shareholders of a Portfolio are entitled to one vote for each Portfolio share owned and fractional votes for fractional shares owned. However, shareholders of any particular class of the Fund will vote separately on matters relating solely to such class and not on matters relating solely to any other class(es). Pursuant to current interpretations of the 1940 Act, insurance companies that invest in a Portfolio will solicit voting instructions from owners of variable insurance contracts that are issued through separate accounts registered under the 1940 Act with respect to any matters that are presented to a vote of shareholders of that Portfolio.

Dividends rights, the right of redemption, and exchange privileges are described in the Prospectus.

Custodian

The Bank of New York, One Wall Street, New York, New York 10286, is custodian of the assets for all Portfolios, other than the Profile Portfolios. The Profile Portfolios are self-custodied. Fees paid for custodial services by MCM for the period 2006-2008 are as follows:

Year	Bank of New York
2006	$1,192,689
2007	$1,099,200
2008	$

The custodian is responsible for the safekeeping of a Portfolio’s assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a Portfolio or in deciding which securities are purchased or sold by a Portfolio. However, a Portfolio may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.

Transfer and Dividend Paying Agent

FASCore, LLC (“FASCore”), 8515 East Orchard Road, Greenwood Village, Colorado 80111 serves as the Fund’s transfer agent and dividend paying agent. FASCore is an affiliate of the Fund and charges no fee for its services.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 17th Street, Suite 3600, Denver, Colorado 80202, serves as the Fund’s independent registered public accounting firm. Deloitte & Touche LLP audits financial statements for the Fund and provides other audit and related services.

FINANCIAL STATEMENTS

The audited financial statements as of December 31, 2008 for each of the Portfolios of the Fund, except the Target Date Portfolios which commenced operations subsequent to December 31, 2008, together with the notes thereto and the report of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, are to be filed by amendment. The Target Date Portfolios had not commenced operations prior to the date of this SAI. Therefore, no audited financial statements for those Portfolios are available as of the date of this SAI.

APPENDIX A

Corporate Bond Ratings by Moody's Investors Service, Inc.

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds where are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Corporate Bonds Ratings by Standard & Poor's Corporation

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for bonds rated BBB than for bonds in the A category.

BB & B - Standard & Poor's describes the BB and B rated issues together with issues rated CCC and CC. Debt in these categories is regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings by Moody's Investors Service, Inc.

Prime-1 - Commercial Paper issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Prime-2 - Issuers in the Commercial Paper market rated Prime-2 are high quality. Protection for short-term holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or immediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternative means of financing remain assured.

Prime-3 - Issuers in the Commercial Paper market rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earning and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Commercial Paper Ratings by Standard & Poor's Corporation

A - Issuers assigned this highest rating are regarded as having the greatest capacity for timely payment. Issuers in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 - Capacity for timely payment for issuers with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated “A-1”.

A-3 - Issuers carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

Commercial Paper Ratings by Fitch Ratings

F-1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a “+” is added to the assigned rating.

F-2—Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same

country. However, the margin of safety is not as great as in the case of the higher ratings.

A-1

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Proxy voting information for Maxim Series Fund, Inc. will be provided upon request. A copy of Maxim Series Fund, Inc.’s proxy voting policies and procedures, or a copy of the applicable proxy voting record may be requested by calling 1-866-831-7129, or writing to: Secretary, Maxim Series Fund, Inc. at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

A-2

PART C

OTHER INFORMATION

Item 23.	Exhibits

(a) Articles of Incorporation and Articles Supplementary are incorporated by reference to Registrant’s Post-Effective Amendment No. 67 to its Registration Statement filed on February 28, 2000 (File No. 2-75503), Post-Effective Amendment No. 72 filed on April 27, 2001 (File No. 2-75503), Post-Effective Amendment No. 73 filed on December 31, 2001 (File No. 2-75503), Post-Effective Amendment No. 74 filed on March 1, 2002 (File No. 2-75503), Post-Effective Amendment No. 77 filed on February 14, 2003 (File No. 2-75503), Post-Effective Amendment No. 78 filed on April 11, 2003, (File No. 2-75503), Post-Effective Amendment No. 80 filed on June 30, 2003 (File No. 2-75503), Post-Effective Amendment No. 83 filed on August 4, 2004 (File No. 2-75503) and Post-Effective Amendment No. 88 filed on May 1, 2007 (File No. 2-75503). Articles Supplementary for the Maxim Small-Cap Value Portfolio and Maxim MidCap Value Portfolio are incorporated by reference to Registrant’s Post-Effective Amendment No. 92 to its Registration Statement filed on March 20, 2008 (File No. 2-75503). Articles Supplementary for the Target Date Portfolios to be filed by amendment.

(b) Bylaws are incorporated by reference to Registrant’s Post-Effective Amendment No. 67 to its Registration Statement filed on February 28, 2000, (File No. 2-75503). Amended and Restated Bylaws of Maxim Series Fund, Inc. are incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503).

(c) Not Applicable.

(d)(1) Investment Advisory Agreement and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 64 to the Registration Statement filed on July 22, 1999, (File No. 2-75503), Post-Effective Amendment No. 76 filed on April 26, 2002, (File No. 2-75503), Post-Effective Amendment No. 78 filed on April 11, 2003, (File No. 2-75503) and Post-Effective Amendment No. 80 filed on June 30, 2003 (File No. 2-75503). Certain amendments to the Investment Advisory Agreement are incorporated by reference to Registrant’s Post-Effective Amendment No. 93 to its Registration Statement filed on April 28, 2008 (File No. 2-75503). Amendment to the Investment Advisory Agreement for the Target Date Portfolios to be filed by amendment.

(d)(2) Sub-Advisory Agreement on behalf of Maxim Ariel MidCap Value Portfolio and amendment thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, (File No. 2-75503) and Post-Effective Amendment No. 78 filed on April 11, 2003 (File No. 2-75503). Amendment to Sub-Advisory Agreement on behalf of Maxim Ariel MidCap Value Portfolio to be filed by amendment.

(d)(3) Sub-Advisory Agreement on behalf of Maxim Ariel Small-Cap Value Portfolio and all amendments thereto is incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, (File No. 2-75503) and Post-Effective Amendment No. 78 filed on April 11, 2003 (File No. 2-75503). Amendment to Sub-Advisory Agreement on behalf of Maxim Ariel Small-Cap Value Portfolio to be filed by amendment.

(d)(4) Form of Sub-Advisory Agreement on behalf of Maxim Stock Index, Maxim Index 600 and Maxim S&P 500 Index® Portfolios and amendments are incorporated by reference to Registrant’s Post-Effective Amendment No. 78 to its Registration Statement filed on April 11, 2003, (File No. 2-75503) and Post-Effective Amendment No. 80 filed on June 30, 2003 (File No. 2-75503). Amendment to Sub-Advisory

Agreement on behalf of Maxim Stock Index, Maxim Index 600 and Maxim S&P500 Index® Portfolios to be filed by amendment.

(d)(5) Sub-Advisory Agreement on behalf of Maxim Invesco ADR Portfolio and all amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, (File No. 2-75503) and Post-Effective Amendment No. 78 filed on April 11, 2003 (File No. 2-75503).

(d)(6) Sub-Advisory Agreement on behalf of Maxim Loomis Sayles Bond and Maxim Loomis Sayles Small-Cap Value Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 70 to the Registration Statement filed on March 1, 2001 (File No. 2-75503).

(d)(7) Sub-Advisory Agreement on behalf of Maxim T. Rowe Price Equity/Income Portfolio and all amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, (File No. 2-75503) and Post-Effective Amendment No. 83 to its Registration Statement filed on August 4, 2004 (File No. 2-75503). Amendment to Sub-Advisory Agreement on behalf of Maxim T. Rowe Price Equity/Income Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 93 to its Registration Statement filed on April 28, 2008 (File No. 2-75503).

(d)(8) Sub-Advisory Agreement on behalf of Maxim T. Rowe Price MidCap Growth Portfolio and all amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 55 to the Registration Statement filed on April 30, 1998 (File No. 2-75503), Post-Effective Amendment No. 72 filed on April 27, 2001, (File No. 2-75503) and Post-Effective Amendment No. 78 filed on April 11, 2003 (File No. 2-75503).

(d)(9) Form of Sub-Advisory Agreement and amendment thereto on behalf of Maxim MFS International Growth Portfolio are incorporated by reference to Registrant’s Post-Effective Amendment No. 80 to the Registration Statement filed on June 30, 2003 (File No. 2-75503).

(d)(10) Form of Sub-Advisory Agreement on behalf of Maxim Federated Bond Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 80 to the Registration Statement filed on June 30, 2003 (File No. 2-75503).

(d)(11) Form of Sub-Advisory Agreement on behalf of Maxim Janus Large Cap Growth Portfolio and amendment thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 80 to the Registration Statement filed on June 30, 2003, (File No. 2-75503 and Post-Effective Amendment No. 83 to the Registration Statement filed on August 4, 2004 (File No. 2-75503).

(d)(12) Form of Sub-Advisory Agreement on behalf of Maxim Small-Cap Growth Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503). Amendment to Sub-Advisory Agreement on behalf of Maxim Small-Cap Growth Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 93 to its Registration Statement filed on April 28, 2008 (File No. 2-75503).

(d)(13) Form of Sub-Advisory Agreement on behalf of Maxim Bernstein International Equity Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503). Amendment to Sub-Advisory Agreement on behalf of Maxim Bernstein International Equity Portfolio to be filed by amendment.

(d)(14) Form of Sub-Advisory Agreement on behalf of Maxim Global Bond Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503).

(d)(15) Form of Sub-Advisory Agreement on behalf of Maxim High Yield Bond Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 88 to its Registration Statement filed on May 1, 2007.

(d)(16) Form of Sub-Advisory Agreement on behalf of Maxim Small-Cap Value Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 92 to its Registration Statement filed on March 20, 2008 (File No. 2-75503).

(d)(17) Form of Sub-Advisory Agreement on behalf of Maxim MidCap Value Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 92 to its Registration Statement filed on March 20, 2008 (File No. 2-75503).

(e)(1)(a) Form of Principal Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503).

(e)(1)(b) Amendment to Principal Underwriting Agreement to be filed by amendment.

(e)(2)	Form of Selling Agreement to be filed by amendment.

(f) Not Applicable.

(g) Custody Agreements with The Bank of New York and The JPMorgan Chase Bank are incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, (File No. 2-75503).

(h) (1) Transfer Agency and Service Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, (File No. 2-75503).

(h)(2) Securities Lending Agreement with The Bank of New York, is incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed on March 1, 2002, (File No. 2-75503).

(h)(3) Rule 22c-2 Shareholder Information Agreement between the Fund and GWFS Equities, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 88 to its Registration Statement filed on May 1, 2007.

(i) Legal Opinion of Helliwell, Melrose & DeWolfe, P.A. is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 67 to its Registration Statement filed on February 28, 2000, (File No. 2-75503).

(i)(2)	Legal Opinion, to be filed by amendment.

(j) Written Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, to be filed by amendment.

(k) Not Applicable.

(l) Not Applicable.

(m) Form of Distribution Plan under Rule 12b-1, to be filed by amendment.

(n) Form of Rule 18f-3 Plan, to be filed by amendment.

(o) Not Applicable.

(p)(1) Code of Ethics for the Fund’s principal underwriter is incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File N0. 2-75503).

(p)(2) Code of Ethics for Ariel Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 34 to Ariel Investment Trust’s Registration Statement filed on November 18, 2005 (File No. 33-7699).

(p)(3) Code of Ethics for BNY Investment Advisors is incorporated by reference to Pre-Effective Amendment No. 2 to Realty Fund’s Registration Statement filed on September 20, 2007 (File No. 333-142156).

(p)(4) Code of Ethics for Invesco Global Asset Management (N.A.), Inc. is incorporated by reference to Post-Effective Amendment No. 39 to AIM International Mutual Funds’ Registration Statement filed on February 7, 2008 (File No. 33-44611).

(p)(5) Code of Ethics for Loomis, Sayles & Company, L.P. is incorporated by reference to Post-Effective Amendment No. 46 to the Loomis Sayles Funds II’s Registration Statement filed on November 16, 2007 (File No. 33-39133).

(p)(6) Code of Ethics for T. Rowe Price Associates, Inc. is incorporated by reference to Post-Effective Amendment No. 31 to T. Rowe Price Institutional International Fund, Inc.’s Registration Statement filed on April 25, 2008 (File No. 33-29697).

(p)(7) Code of Ethics for Massachusetts Financial Services Company is Incorporated by reference to Post-Effective Amendment No. 40 to MFS Series Trust III’s Registration Statement filed on March 29, 2007 (File No. 2-60491).

(p)(8) Code of Ethics for Federated Investment Management Company is incorporated by reference to Post-Effective Amendment No. 98 to Money Market Obligation Trust’s Registration Statement filed on May 23, 2008 (File No. 33-31602).

(p)(9) Code of Ethics for Janus Capital Management LLC is incorporated by reference to the exhibits to Post-Effective Amendment No. 44 to Janus Adviser Series’ Registration Statement filed on May 29, 2008 (File No. 333-33978).

(p)(10) Code of Ethics for Silvant Capital Management LLC is incorporated by reference to Post-Effective Amendment No. 66 to STI Classic Funds’ Registration Statement filed on May 30, 207 (File No. 33-45671).

(p)(11) Code of Ethics for AllianceBernstein, L.P. is incorporated by reference to Post-Effective Amendment No. 4 to Alliance Bernstein Pooling Services filed on December 29, 2006 (File No. 333-120487).

(p)(12) Code of Ethics for Franklin Advisors, Inc. is incorporated by reference to Post-Effective Amendment No. 29 to Franklin Templeton Global Trust filed March 6, 2008 (File No. 33-01212).

(p)(13) Code of Ethics for Western Asset Management Company is incorporated by reference to Post-Effective Amendment No. 45 to MassMutual Select Funds’ Registration Statement filed on April 1, 2008 (File No. 33-73824).

(p)(14) Code of Ethics for Goldman, Sachs Asset Management, L.P. is incorporated by reference to Registrant’s Post-Effective Amendment No. 92 to its Registration Statement filed on March 20, 2008 (File No. 2-75503).

(p)(15) Code of Ethics for INVESCO Institutional (N.A.), Inc. is incorporated by reference to Post-Effective Amendment No. 51 to AIM Sector Funds’ Registration Statement filed on July 23, 2008 (File No. 2-85905).

(p)(16) Maxim Series Fund, Inc. and GW Capital Management, LLC Amended and Restated Code

of Ethics for Securities Transactions of Access Persons is incorporated by reference to Registrant’s Post-

Effective Amendment No. 85, filed on April 29, 2005 (File No. 2-77503).

(q) Not applicable.

(r) Power of Attorney for G.H. Klapper is filed herewith.

Item 24.	Persons Controlled by or under Common Control with Registrant.

To be filed by amendment.

Item 25.	Indemnification.

Registrant’s Articles of Incorporation provides as follows:

Each director and each officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the General Laws of the State of Maryland.

The General Corporation Laws of the State of Maryland provides:

Indemnification of directors, officers, employees, and agents

(a) Definitions. -- In this section the following words have the meanings indicated.

(1) "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

(2) "Corporation" includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(3) "Expenses" include attorney's fees.

(4) "Official capacity" means the following:

(i) When used with respect to a director, the office of director in the corporation; and

(ii) When used with respect to a person other than a director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

(iii) "Official capacity" does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

(5) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(6) "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(b) Permitted indemnification of director. –

(1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

(i) The act or omission of the director was material to the matter giving rise to the proceeding; and

1. Was committed in bad faith; or

2. Was the result of active and deliberate dishonesty; or

(ii) The director actually received an improper personal benefit in money, property, or services; or

(iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

(2) (i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

(ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

(3) (i) The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

(ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

(4) A corporation may not indemnify a director or advance expenses under this section for a proceeding brought by that director against the corporation, except:

(i) For a proceeding brought to enforce indemnification under this section; or

(ii) If the charter or bylaws of the corporation, a resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

(c) No indemnification of director liable for improper personal benefit. -- A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

(d) Required indemnification against expenses incurred in successful defense. -- Unless limited by the charter:

(1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

(2) A court of appropriate jurisdiction, upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

(i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

(ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

(3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director's liability took place.

(e) Determination that indemnification is proper. –

(1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

(2) Such determination shall be made:

(i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

(ii) By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

(iii) By the stockholders.

(3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

(4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

(f) Payment of expenses in advance of final disposition of action. –

(1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of

(i) A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

(ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

(2) The undertaking required by subparagraph (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

(3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

(g) Validity of indemnification provision. -- The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

(h) Reimbursement of director's expenses incurred while appearing as witness. -- This section does not limit the corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

(i) Director's service to employee benefit plan. -- For purposes of this section:

(1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

(2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

(3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

(j) Officer, employee or agent. -- Unless limited by the charter:

(1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

(2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

(3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors, or contract.

(k) Insurance or similar protection. –

(1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

(2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

(3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

(l) Report of indemnification to stockholders. -- Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting.

Item 26.	Business and Other Connections of Investment Adviser.

Registrant's investment adviser, GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"). MCM provides investment advisory services to various unregistered separate accounts of GWL&A. The directors and officers of MCM have held, during the past two fiscal years, the following positions of a substantial nature.

Name	Position(s)

S. Mark Corbett

Senior Vice President, Investments, GWL&A Financial Inc., Canada Life Insurance Company of America, and First Great-West Life & Annuity Insurance Company; Executive Vice President and Chief Investment Officer, Great-West Life & Annuity Insurance Company; Executive Vice President and Chief Investment Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and Crown Life Insurance Company; Chairman and President, MCM, and Orchard Capital Management, LLC; Senior Vice President, Orchard Trust Company, LLC.

Charles P. Nelson

President, Great-West Retirement Services, a unit of Great-West Life & Annuity Insurance Company; Senior Vice President, Retirement Services, First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC, National Plan Coordinators of Delaware, Inc., and GW Investor Services, LLC; Chairman, President and Chief Executive Officer, BenefitsCorp, Inc., and GWFS Equities, Inc.

James L. McCallen                    Senior Vice President, Taxation, GWL&A Financial Inc.; Senior Vice President, Chief Financial Officer and Actuary, Great-West Life & Annuity Insurance Company; Senior Vice President and Actuary, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Senior Vice President and Actuary, Canada Life Insurance Company of America, and First Great-West Life & Annuity Insurance Company; Vice President and Actuary, U.S. Operations, Crown Life Insurance Company; Manager, MCM, and Orchard Capital Management, LLC; Appointed Actuary, Great-West Healthcare of Arizona, Inc., Great-West Healthcare of Georgia, Inc., Great-West Healthcare of Kansas/Missouri, Inc.

Cathe S. Tocher	Vice President, Investments, Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Manager, MCM, and Orchard Capital Management, LLC.

Beverly A. Byrne

Chief Legal Officer, Financial Services and Securities Compliance, GWL&A Financial Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Chief Legal Officer, Financial Services and Securities Compliance, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Vice President, Counsel and Associate Secretary, U.S. Operations, Crown Life Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, and GWFS Equities, Inc.; Secretary and Compliance Officer, BenefitsCorp, Inc., EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and GW Investor Services, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Secretary, GW Capital Management, LLC, and Orchard Capital

Management, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.

Mary C. Maiers

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company; Assistant Vice President, Investment Operations, First-Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Treasurer, Maxim Series Fund, Inc., and GW Capital Management, LLC.

Item 27.	Principal Underwriter

(a) GWFS Equities, Inc. serves as the principal underwriter for the Fund.

(b)

Name	Principal Business Address	Position and Offices with Underwriter	Position and Offices with Fund
C. P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer	Director
R. K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director
G. E. Seller	18101 Von Karman Ave. Suite 1460 Irvine, CA 92715	Director and Senior Vice President
G. R. McDonald	8515 East Orchard Road Greenwood Village, CO 80111	Director
M. R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
C. H. Cumming	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
W. S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
J. C. Luttges	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
K. A. Morris	500 North Central Suite 220 Glendale, CA 91203	Vice President
G. R. Derback	8515 East Orchard Road Greenwood Village, CO 80111	Treasurer	Vice President and Corporate Controller
B. A. Byrne	8525 East Orchard Road Greenwood Village, CO 80111	Secretary and Chief Compliance Officer	Secretary and Chief Compliance Officer
R. Meyer	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Taxation
T. L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
M. C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Investments Compliance Officer	Treasurer

Item 28.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of: Maxim Series Fund, Inc., 8515 East Orchard Road, Greenwood Village, Colorado 80111; or GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 95 to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village in the State of Colorado on the 9th day of February 2009.

MAXIM SERIES FUND, INC.
(Registrant)

By:	/s/ M.T.G. Graye
M.T.G. Graye, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 95 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ M.T.G. Graye	President and Chairman	February 9, 2009
M.T.G. Graye

/s/ R.P. Koeppe	Director	February 9, 2009
R.P. Koeppe

/s/ G.H. Klapper	Director	February 9, 2009
G.H. Klapper

/s/ S. Zisman	Director	February 9, 2009
S. Zisman

/s/ M.C. Maiers	Director	February 9, 2009
M.C. Maiers

By:	/s/ B.A. Byrne	February 9, 2009
B.A. Byrne
Attorney-in-fact

Powers of Attorney for Messrs. Koeppe and Zisman are incorporated by reference to Registrant’s Post-Effective Amendment No. 52 to the Registration Statement filed on June 25, 1997 (File No. 2-77503). Power of Attorney for Ms. Klapper is filed herewith.